UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 ,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:      4/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Portfolio Management Team

3

Amerigo Fund - Portfolio Summary

5

Amerigo Fund - Performance Update

6

Clermont Fund - Portfolio Summary

7

Clermont Fund - Performance Update

8

Select Allocation  Fund - Portfolio Summary

9

Select Allocation  Fund - Performance Update

10

Descartes Fund - Portfolio Summary

11

Descartes Fund - Performance Update

12

Liahona Fund - Portfolio Summary

13

Liahona Fund - Performance Update

14

Enhanced Income Fund - Portfolio Summary

15

Enhanced Income Fund - Performance Update

16

Flexible Income Fund - Portfolio Summary

17

Flexible Income Fund - Performance Update

18

Select Appreciation  Fund - Portfolio Summary

19

Select Appreciation  Fund - Performance Update

20

Shelter Fund - Portfolio Summary

21

Shelter Fund - Performance Update

22

Amerigo Fund - Schedule of Investments

23

Clermont Fund - Schedule of Investments

25

Select Allocation  Fund - Schedule of Investments

27

Descartes Fund - Schedule of Investments

30

Liahona Fund - Schedule of Investments

33

Enhanced Income Fund - Schedule of Investments

36

Flexible Income Fund - Schedule of Investments

40

Select Appreciation  Fund - Schedule of Investments

43

Shelter Fund - Schedule of Investments

45

Statements of Assets and Liabilities

50

Statements of Operations

52

AdvisorOne Funds Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements  of Changes in Net Assets

54

Clermont Fund - Statements  of Changes in Net Assets

54

Select Allocation  Fund - Statements  of Changes in Net Assets

55

Descartes Fund - Statements  of Changes in Net Assets

55

Liahona Fund - Statements  of Changes in Net Assets

56

Enhanced Income Fund - Statements  of Changes in Net Assets

56

Flexible Income Fund - Statements  of Changes in Net Assets

57

Select Appreciation  Fund - Statements  of Changes in Net Assets

57

Shelter Fund - Statements  of Changes in Net Assets

58

Amerigo Fund - Financial Highlights

59

Clermont Fund - Financial Highlights

61

Select Allocation  Fund - Financial Highlights

62

Descartes Fund - Financial Highlights

63

Liahona Fund - Financial Highlights

64

Enhanced Income Fund - Financial Highlights

65

Flexible Income Fund - Financial Highlights

66

Select Appreciation  Fund - Financial Highlights

67

Shelter Fund - Financial Highlights

68

Notes to Financial Statements

69

Report of Independent Registered Public Accounting Firm

88

Shareholder Expense Example

90

Additional Information

92

AdvisorOne Funds Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

The last 12 months in the stock market has been a steady ascent, without any significant corrections.  The S&P 500 during this time frame was up approximately 17%. The gains, however, were not necessarily supported by strong economic data, but appear to have been driven by a combination of strong market liquidity conditions supported by the Federal Reserve and dissipating investor fear.

The gains, however,  have not been shared by all asset classes. Notably, emerging market equities lagged the domestic stock market by a considerable margin. Related to emerging market weakness, commodities – especially precious metals – have also fallen well behind.

In terms of managing portfolios, CLS Investments, LLC (CLS) portfolio managers continue to increase exposure to larger, higher-quality companies. With corporate earnings growth slowing, companies with more stable earnings, stronger balance sheets, and more dividend growth are expected to perform better. This portfolio emphasis has added value so far as higher-quality companies have outperformed over the last year.

Related to buying higher-quality companies, some portfolio managers have been emphasizing lower volatility equity positions. These positions tend to have significant exposure to sectors such as consumer staples and health care.

In addition,  CLS portfolio  managers have been selectively  and gradually  increasing  exposure to international markets based on what we believe to be relative market weakness. We are attracted to the overseas markets’ valuations and their potentially higher earnings growth. Relative to our internal benchmarks, CLS portfolios are modestly overweight international securities. Within our international holdings, we continue to favor emerging markets over developed markets, though we have increased holdings in developed markets such as Europe and Japan.

Our commodity and commodity producer positions remain small, but some managers have been slowly increasing these positions based on recent perceived price weakness. A combination of factors pushed commodities lower in 2013, including investor reassessment of global growth and inflation prospects. We believe that commodities still have strategic value in portfolios by providing some inexpensive insurance against potential increases in inflation, and we also believe that the asset class makes sense tactically given its recent price decline.

In fixed income, we reduced the duration (i.e., interest rate sensitivity) of our holdings and continue to emphasize corporate bonds over U.S. Treasury bonds. With Treasury interest  rates at historically low levels (and negative when adjusting for inflation), we believe the return potential for Treasuries remains lackluster.

AdvisorOne Funds Annual Report

Investment Outlook

Our outlook remains cautiously optimistic. Although we are now putting additional emphasis on the caution rather than on the optimism, we retain our optimism due to:

•   positive momentum

•   strong liquidity

•   dissipation of investor fear

We believe these factors have been the main drivers of stock market gains this year. Until this support starts to fade, we believe additional gains seem more likely than not. At this point, in our opinion it doesn’t seem wise to “fight the Fed” by being underinvested.

That doesn’t mean we believe taking on more risk is prudent either. Our caution has increased due to some negatives that usually suggest the market could be vulnerable:

•   elevated (and potentially peaking) profit margins

•   record high levels of investors purchasing securities on margin

•   extremely low market volatility

Each of these factors often led to market corrections, and thus warrants some level of caution.

Given these plusses  and minuses,  the CLS portfolio management team will be on alert for changes to the factors that have propelled the market so far this year. One key item to watch, for example, is if the Federal Reserve will throttle back its quantitative easing program. Improvements in the housing market, which in turn helps lower unemployment and should cause a bump higher in inflation, could lead the Federal Reserve to slow its quantitative easing program as soon as this year.

Sincerely,

CLS Portfolio Management Team

The AdvisorOne Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2013
	Shares	Value
Common Stock - 0.66%
Diversified Companies - 0.66%
Berkshire Hathaway, Inc. - Class B *	30,000	$ 3,189,600
Total Common Stock (cost $2,779,958)		3,189,600

Bond Funds - 1.45%
PIMCO Enhanced Short Maturity ETF	25,000	2,540,000
Vanguard Mortgage-Backed Securities ETF	86,100	4,509,918
Total Bond Funds (cost $7,048,135)		7,049,918

Equity Funds - 96.51%
Commodity Funds - 2.45%
GreenHaven Continuous Commodity Index Fund *	431,500	11,939,605

Emerging Markets - 2.89%
iShares MSCI Emerging Markets Index Fund	325,000	14,069,250

International Equity - 18.35%
iShares MSCI ACWI ex US Index Fund	175,000	7,761,250
iShares MSCI EAFE Index Fund	300,000	18,582,000
iShares MSCI EMU Index Fund	300,000	10,359,000
iShares MSCI Pacific ex-Japan Index Fund	80,000	4,128,000
iShares S&P Global 100 Index Fund	298,000	20,937,480
PowerShares International Dividend Achievers Portfolio	1,414,830	24,476,559
Vanguard FTSE All-World ex-US ETF	63,500	3,054,350
		89,298,639
Large Cap Blend - 14.49%
iShares S&P 100 Index Fund	65,000	4,676,750
iShares Russell 3000 Index Fund	50,000	4,744,000
SPDR S&P 500 ETF Trust	76,300	12,183,584
Vanguard Large-Cap ETF	250,000	18,292,500
Vanguard Mega Cap ETF	275,000	15,023,250
Vanguard Total Stock Market ETF	189,500	15,588,270
		70,508,354

Large Cap Growth - 9.63%
iShares Russell 1000 Growth Index Fund	335,000	24,414,800
PowerShares QQQ Trust Series 1	317,000	22,421,410
		46,836,210

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2013
	Shares	Value
Large Cap Value - 1.96%
iShares Morningstar Large Value Index Fund	60,000	$ 4,325,340
Vanguard Value ETF	78,000	5,224,440
		9,549,780

Specialty - 46.74%
FlexShares Global Upstream Natural Resources Index Fund	80,000	2,754,400
iShares Dow Jones US Pharmaceuticals Index Fund	55,000	5,449,400
iShares High Dividend Equity Fund	144,500	9,906,920
iShares S&P North American Technology-Software Index Fund	70,000	4,773,300
Market Vectors Agribusiness ETF	350,000	18,991,000
RevenueShares Large Cap Fund	291,000	8,971,530
SPDR Consumer Staples Select Sector Fund	325,000	13,305,500
SPDR Energy Select Sector Fund	550,000	43,048,500
SPDR Financial Select Sector Fund	1,500,000	28,050,000
SPDR Health Care Select Sector Fund	223,500	10,578,255
SPDR S&P Homebuilders ETF	80,000	2,423,200
SPDR S&P Insurance ETF	50,000	2,651,000
SPDR S&P Pharmaceuticals ETF	56,000	3,700,480
SPDR Technology Select Sector Fund	865,000	26,650,650
Vanguard Dividend Appreciation ETF	690,816	46,146,509
		227,400,644

Total Equity Funds (cost $412,014,507)		469,602,482

Money Market Funds - 1.20%
Federated Prime Cash Obligations Fund	5,853,903	5,853,903
Total Money Market Funds (cost $5,853,903)		5,853,903

Total Investments (cost $427,696,503) - 99.82%		$ 485,695,903
Other Assets Less Liabilities - Net - 0.18%		887,392
NET ASSETS - 100.00%		$ 486,583,295

* Non-income producing security.

ACWI - All Country World Index
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2013
	Shares	Value
Common Stock - 0.53%
Diversified Companies - 0.53%
Berkshire Hathaway, Inc. - Class B *	15,000	$ 1,594,800
Total Common Stock (cost $1,155,374)		1,594,800

Bond Funds - 42.98%
Guggenheim BulletShares 2014 Corporate Bond ETF	197,100	4,206,114
iShares Baa - Ba Rated Corporate Bond Fund	5,000	266,500
iShares Barclays 1-3 Year Credit Bond Fund	110,800	11,699,372
iShares Barclays Credit Bond Fund	73,200	8,371,884
iShares Barclays Intermediate Credit Bond Fund	15,000	1,676,400
iShares Core Total US Bond Market ETF	26,600	2,966,964
iShares Floating Rate Note Fund	438,500	22,214,410
iShares iBoxx $ High Yield Corporate Bond Fund	92,300	8,846,955
iShares iBoxx $ Investment Grade Corporate Bond Fund	70,800	8,646,804
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42,000	4,441,500
PIMCO Enhanced Short Maturity ETF	144,600	14,691,360
PIMCO Total Return ETF	75,000	8,310,750
PowerShares Senior Loan Portfolio	349,200	8,796,348
SPDR Barclays High Yield Bond ETF	140,000	5,845,000
SPDR Barclays Short Term Corporate Bond ETF	241,700	7,451,611
Vanguard Intermediate-Term Corporate Bond ETF	97,000	8,606,810
Vanguard Mortgage-Backed Securities ETF	40,000	2,095,200
Total Bond Funds (cost $125,787,200)		129,133,982

Equity Funds - 54.87%
Commodity Funds - 1.49%
GreenHaven Continuous Commodity Index Fund *	161,600	4,471,472

Emerging Markets - 0.95%
Vanguard FTSE Emerging Markets ETF	65,400	2,861,904

International Equity - 12.96%
iShares MSCI EAFE Index Fund	5,000	309,700
iShares MSCI EMU Index Fund	133,100	4,595,943
iShares S&P Global 100 Index Fund	230,100	16,166,826
PowerShares International Dividend Achievers Portfolio	899,400	15,559,620
Vanguard FTSE All-World ex-US ETF	48,000	2,308,800
		38,940,889
Large Cap Blend - 4.17%
SPDR S&P 500 ETF Trust	64,100	10,235,488
PowerShares S&P 500 High Quality Portfolio	128,000	2,288,640
		12,524,128

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2013
	Shares	Value
Large Cap Growth - 2.64%
iShares Russell 1000 Growth Index Fund	46,600	$ 3,396,208
PowerShares QQQ Trust Series 1	64,100	4,533,793
		7,930,001
Specialty - 32.66%
Alerian MLP ETF	283,000	5,037,400
Guggenheim Defensive Equity ETF	47,000	1,565,570
iShares Dow Jones US Pharmaceuticals Index Fund	20,000	1,981,600
iShares High Dividend Equity Fund	116,800	8,007,808
iShares S&P North American Technology-Software Index Fund	39,600	2,700,324
iShares S&P US Preferred Stock Index Fund	393,500	16,042,995
Market Vectors Agribusiness ETF	50,000	2,713,000
RevenueShares Large Cap ETF	169,500	5,225,685
SPDR Energy Select Sector Fund	84,200	6,590,334
SPDR Financial Select Sector Fund	365,300	6,831,110
SPDR Health Care Select Sector Fund	74,700	3,535,551
SPDR Technology Select Sector Fund	221,000	6,809,010
Vanguard Dividend Appreciation ETF	465,600	31,102,080
		98,142,467

Total Equity Funds (cost $146,962,387)		164,870,861

Money Market Funds - 1.81%
Federated Prime Cash Obligations Fund	5,434,485	5,434,485
Total Money Market Funds (cost $5,434,485)		5,434,485

Total Investments (cost $279,339,446) - 100.19%		$ 301,034,128
Other Assets Less Liabilities - Net - (0.19)%		(556,358)
NET ASSETS - 100.00%		$ 300,477,770

* Non-income producing security.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund
April 30, 2013
	Shares	Value
Common Stock - 2.63%
Diversified Companies - 2.63%
Berkshire Hathaway, Inc. - Class B *	55,700	$ 5,922,024
Total Common Stock (cost $5,296,795)		5,922,024

Bond Funds - 19.24%
iShares Barclays 1-3 Year Treasury Bond Fund	46,200	3,904,362
iShares Barclays Credit Bond Fund	49,000	5,604,130
iShares Floating Rate Note Fund	98,000	4,964,680
iShares iBoxx $ High Yield Corporate Bond Fund	48,200	4,619,970
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	72,600	7,677,450
PIMCO Enhanced Short Maturity ETF	33,400	3,393,440
SPDR Barclays High Yield Bond ETF	35,000	1,461,250
SPDR Barclays Short Term Corporate Bond ETF	322,266	9,935,461
SPDR Barclays Short Term High Yield Bond ETF	58,000	1,806,120
Total Bond Funds (cost $42,605,535)		43,366,863

Equity Funds - 75.02%
Commodity Funds - 0.58%
PowerShares DB Base Metals Fund *	19,500	328,380
PowerShares DB Commodity Index Tracking Fund *	10,000	262,700
PowerShares DB Precious Metals Fund *	14,500	710,355
		1,301,435
Emerging Markets - 3.92%
EGShares Emerging Markets Consumer ETF	97,500	2,665,650
iShares Core MSCI Emerging Markets ETF	72,650	3,739,296
iShares MSCI Emerging Markets Index Fund	56,400	2,441,556
		8,846,502
International Equity - 11.39%
iShares MSCI ACWI ex US Index Fund	192,500	8,537,375
iShares MSCI Canada Index Fund	50,000	1,401,000
iShares MSCI EAFE Index Fund	190,400	11,793,376
iShares MSCI Pacific ex-Japan Index Fund	67,100	3,462,360
Vanguard FTSE All-World ex-US ETF	10,000	481,000
		25,675,111
Large Cap Blend - 14.54%
iShares Core S&P 500 ETF	83,040	13,316,294
SPDR S&P 500 ETF Trust	36,400	5,812,352
Vanguard Large-Cap ETF	105,700	7,734,069
Vanguard Total Stock Market ETF	71,700	5,898,042
		32,760,757

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2013
	Shares	Value
Large Cap Growth - 5.97%
iShares Russell 1000 Growth Index Fund	50,000	$ 3,644,000
PowerShares QQQ Trust Series 1	76,500	5,410,845
Vanguard Growth ETF	55,800	4,394,808
		13,449,653
Large Cap Value - 6.62%
iShares Morningstar Large Value Index Fund	60,000	4,325,340
SPDR Dow Jones Industrial Average ETF Trust	53,500	7,922,815
Vanguard Value ETF	40,000	2,679,200
		14,927,355
Mid Cap Blend - 6.67%
iShares Core S&P Mid-Cap ETF	10,000	1,157,600
iShares Russell Midcap Index Fund	29,000	3,740,130
SPDR S&P MidCap 400 ETF Trust	48,000	10,126,560
		15,024,290
Small Cap Blend - 2.12%
iShares Russell 2000 Index Fund	13,500	1,270,890
Vanguard Small-Cap ETF	38,400	3,510,528
		4,781,418
Specialty - 23.21%
iShares Dow Jones Select Dividend Index Fund	20,000	1,309,400
iShares High Dividend Equity Fund	123,300	8,453,448
iShares S&P Global Energy Sector Index Fund	44,000	1,759,560
iShares S&P North American Technology-Software Index Fund	30,000	2,045,700
iShares S&P US Preferred Stock Index Fund	198,000	8,072,460
Market Vectors Wide Moat ETF	25,000	598,750
PowerShares KBW Regional Banking Portfolio	10,000	299,774
RevenueShares Large Cap Fund	89,000	2,743,870
SPDR Energy Select Sector Fund	101,600	7,952,232
SPDR Financial Select Sector Fund	193,000	3,609,100
SPDR Industrial Select Sector Fund	20,000	829,000
SPDR S&P Biotech ETF	12,700	1,343,787
SPDR S&P Dividend ETF	147,300	9,905,925
SPDR Technology Select Sector Fund	110,000	3,389,100
		52,312,106

Total Equity Funds (cost $145,862,017)		169,078,627

Money Market Funds - 2.78%
Federated Prime Cash Obligations Fund	6,276,351	6,276,351
Total Money Market Funds (cost $6,276,351)		6,276,351

Total Investments (cost $200,040,698) - 99.67%		$ 224,643,865
Other Assets Less Liabilities - Net - 0.33%		748,764
NET ASSETS - 100.00%		$ 225,392,629

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
April 30, 2013

* Non-income producing security.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund
April 30, 2013
	Shares	Value
Bond Funds - 9.88%
iShares Barclays 1-3 Year Treasury Bond Fund	20,000	$ 1,690,200
iShares Barclays 3-7 Year Treasury Bond Fund	5,000	620,600
iShares iBoxx $ High Yield Corporate Bond Fund	27,000	2,587,950
iShares iBoxx $ Investment Grade Corporate Bond Fund	19,000	2,320,470
iShares JPMorgan USD Emerging Markets Bond Fund	16,000	1,942,400
PIMCO Enhanced Short Maturity ETF	22,000	2,235,200
PowerShares Senior Loan Portfolio	135,000	3,400,650
SPDR Barclays Short Term High Yield Bond ETF	54,000	1,681,560
Total Bond Funds (cost $16,248,233)		16,479,030

Equity Funds - 87.96%
Commodity Funds - 1.27%
iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	15,000	394,800
PowerShares DB Commodity Index Tracking Fund *	35,000	919,450
PowerShares DB Oil Fund *	31,000	799,800
		2,114,050
Emerging Markets - 4.21%
iShares MSCI All Country Asia ex Japan Index Fund	40,000	2,416,800
iShares MSCI Emerging Markets Minimum Volatility Index Fund	30,000	1,877,100
iShares MSCI Emerging Markets Small Cap Index Fund	15,000	751,350
iShares MSCI Poland Investable Market Index Fund	35,000	904,050
iShares MSCI Taiwan Index Fund	77,000	1,078,000
		7,027,300
International Equity - 10.22%
iShares MSCI All Country World Minimum Volatility Index Fund	14,000	894,180
iShares MSCI EAFE Index Fund	72,000	4,459,680
iShares MSCI EAFE Minimum Volatility Index Fund	17,000	1,056,907
iShares MSCI EMU Index Fund	60,000	2,071,800
iShares MSCI Germany Index Fund	39,000	993,330
iShares MSCI Japan Index Fund	243,000	2,843,100
iShares MSCI Singapore Index Fund	73,000	1,054,120
iShares MSCI United Kingdom Index Fund	52,000	977,080
WisdomTree International SmallCap Dividend Fund	17,000	981,410
WisdomTree Japan Hedged Equity Fund	36,000	1,712,160
		17,043,767
Large Cap Blend - 6.26%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,357,822
iShares Core S&P 500 ETF	12,000	1,924,320
iShares Morningstar Large Core Index Fund	30,000	2,839,500
iShares S&P 100 Index Fund	24,000	1,726,800
Vanguard Mega Cap ETF	11,000	600,930
		10,449,372

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2013
	Shares	Value
Large Cap Growth - 18.39%
iShares Morningstar Large Growth Index Fund	28,000	$ 2,327,080
iShares Russell 1000 Growth Index Fund	276,000	20,114,880
iShares S&P 500 Growth Index Fund	29,000	2,437,450
Vanguard Mega Cap Growth ETF	95,000	5,805,450
		30,684,860
Large Cap Value - 10.85%
iShares Morningstar Large Value Index Fund	63,000	4,541,607
iShares Russell 1000 Value Index Fund	87,000	7,167,930
iShares Russell Top 200 Value Index Fund	16,000	561,920
iShares S&P 500 Value Index Fund	68,000	5,107,480
Vanguard Mega Cap Value ETF	15,000	726,900
		18,105,837
Mid Cap Growth - 1.53%
iShares Russell Midcap Growth Index Fund	36,000	2,551,320

Mid Cap Value - 1.13%
Guggenheim S&P 500 Pure Value ETF	48,000	1,882,080

Small Cap Growth - 1.09%
iShares Russell 2000 Growth Index Fund	17,000	1,819,000

Specialty - 33.01%
Alerian MLP ETF	150,000	2,670,000
iShares Dow Jones US Financial Sector Index Fund	70,000	4,866,400
iShares Dow Jones US Healthcare Providers Index Fund	18,000	1,416,420
iShares Dow Jones US Healthcare Sector Index Fund	47,000	4,682,610
iShares Dow Jones US Industrial Sector Index Fund	13,000	1,054,170
iShares Dow Jones US Insurance Index Fund	53,000	2,066,470
iShares Dow Jones US Medical Devices Index Fund	19,000	1,437,540
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	10,000	708,200
iShares Dow Jones US Oil Equipment & Services Index Fund	13,000	733,070
iShares Dow Jones US Real Estate Index Fund	37,000	2,718,020
iShares Dow Jones US Utilities Sector Index Fund	12,000	1,230,360
iShares High Dividend Equity Fund	38,000	2,605,280
iShares MSCI USA Minimum Volatility Index Fund	58,000	1,952,860
iShares S&P Global Energy Sector Index Fund	69,000	2,759,310
iShares S&P Global Healthcare Sector Index Fund	22,000	1,683,220
iShares S&P Global Industrials Sector Index Fund	15,000	899,850
iShares S&P Global Technology Sector Index Fund	51,000	3,616,920
iShares S&P North American Technology Sector Index Fund	17,000	1,240,490
iShares S&P North American Technology-Multimedia Networking Index Fund	45,000	1,266,750
iShares S&P North American Technology-Software Index Fund	76,000	5,182,440

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Descartes Fund (Continued)
April 30, 2013
	Shares	Value
Specialty - 33.01% (continued)
iShares S&P US Preferred Stock Index Fund	63,000	$ 2,568,510
PowerShares S&P 500 Low Volatility Portfolio	28,000	901,040
Market Vectors Gold Miners ETF	37,000	1,123,320
SPDR Energy Select Sector Fund	37,000	2,895,990
SPDR S&P Capital Markets ETF	29,000	1,133,900
SPDR S&P Regional Banking ETF	53,000	1,645,650
		55,058,790

Total Equity Funds (cost $125,088,271)		146,736,376

Money Market Funds - 2.24%
Federated Prime Cash Obligations Fund	3,744,156	3,744,156
Total Money Market Funds (cost $3,744,156)		3,744,156

Total Investments (cost $145,080,660) - 100.08%		$ 166,959,562
Other Assets Less Liabilities - Net - (0.08)%		(138,331)
NET ASSETS - 100.00%		$ 166,821,231

* Non-income producing security.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund
April 30, 2013
	Shares	Value
Bond Funds - 26.01%
iShares Barclays 1-3 Year Credit Bond Fund	88,000	$ 9,291,920
iShares Barclays 1-3 Year Treasury Bond Fund +	128,000	10,817,280
iShares Barclays 3-7 Year Treasury Bond Fund +	35,000	4,344,200
iShares Barclays Credit Bond Fund	20,000	2,287,400
iShares Barclays Intermediate Credit Bond Fund +	76,000	8,493,760
iShares Barclays Short Treasury Bond Fund	18,000	1,984,500
iShares Barclays TIPS Bond Fund	7,000	855,050
iShares Floating Rate Note Fund	20,000	1,013,200
iShares iBoxx $ High Yield Corporate Bond Fund	46,000	4,409,100
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,000	2,442,600
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	29,000	3,066,750
PIMCO Enhanced Short Maturity ETF +	102,000	10,363,200
PowerShares Senior Loan Portfolio	207,000	5,214,330
Total Bond Funds (cost $63,600,754)		64,583,290

Equity Funds - 72.25%
Commodity Funds - 1.11%
PowerShares DB Agriculture Fund *	27,000	707,940
PowerShares DB Base Metals Fund *	39,000	656,760
PowerShares DB Gold Fund *	28,000	1,405,600
		2,770,300
Emerging Markets - 13.91%
EGShares Emerging Markets Consumer ETF	87,000	2,378,580
iShares Core MSCI Emerging Markets ETF	49,000	2,522,030
iShares MSCI All Country Asia ex Japan Index Fund	106,000	6,404,520
iShares MSCI Emerging Markets Minimum Volatility Index Fund	142,000	8,884,940
iShares MSCI Emerging Markets Small Cap Index Fund	71,000	3,556,390
iShares MSCI Taiwan Index Fund	90,000	1,260,000
PowerShares Emerging Markets Infrastructure Portfolio	47,000	1,918,310
Vanguard FTSE Emerging Markets ETF	174,000	7,614,240
		34,539,010
International Equity - 11.35%
iShares Dow Jones International Select Dividend Index Fund	75,000	2,706,750
iShares MSCI All Country World Minimum Volatility Index Fund +	73,000	4,662,510
iShares MSCI Australia Index Fund	77,000	2,163,700
iShares MSCI Canada Index Fund	55,000	1,541,100
iShares MSCI EAFE Minimum Volatility Index Fund	58,000	3,605,918
iShares MSCI EMU Index Fund	183,000	6,318,990
iShares MSCI Hong Kong Index Fund	45,000	920,700
iShares MSCI Italy Capped Index Fund	60,000	789,000
iShares MSCI Singapore Index Fund	48,000	693,120
Vanguard FTSE Pacific ETF	18,000	1,101,240
WisdomTree International SmallCap Dividend Fund	64,000	3,694,720
		28,197,748

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2013
	Shares	Value
Large Cap Blend - 7.42%
Guggenheim Russell Top 50 Mega Cap ETF	5,000	$ 569,123
iShares Morningstar Large Core Index Fund	73,000	6,909,450
iShares S&P 100 Index Fund	124,000	8,921,800
PowerShares S&P 500 High Quality Portfolio	113,000	2,020,440
		18,420,813
Large Cap Growth - 10.65%
iShares Morningstar Large Growth Index Fund	90,000	7,479,900
iShares Russell 1000 Growth Index Fund	50,000	3,644,000
iShares S&P 500 Growth Index Fund	141,000	11,851,050
Vanguard Mega Cap Growth ETF	57,000	3,483,270
		26,458,220
Large Cap Value - 3.44%
iShares Morningstar Large Value Index Fund	84,000	6,055,476
iShares Russell 1000 Value Index Fund	6,000	494,340
iShares S&P 500 Value Index Fund	20,000	1,502,200
Vanguard Mega Cap Value ETF	10,000	484,600
		8,536,616
Mid Cap Growth - 0.46%
iShares Russell Midcap Growth Index Fund	16,000	1,133,920

Mid Cap Value - 0.96%
Guggenheim S&P 500 Pure Value ETF	21,000	823,410
iShares Russell Midcap Value Index Fund	27,000	1,559,250
		2,382,660
Small Cap Value - 0.20%
iShares Russell 2000 Value Index Fund	6,000	503,040

Specialty - 22.75%
iShares Dow Jones US Healthcare Providers Index Fund	25,000	1,967,250
iShares Dow Jones US Healthcare Sector Index Fund	103,000	10,261,890
iShares Dow Jones US Medical Devices Index Fund	41,000	3,102,060
iShares Dow Jones US Telecommunications Sector Index Fund	127,000	3,403,600
iShares High Dividend Equity Fund	79,000	5,416,240
iShares MSCI USA Minimum Volatility Index Fund	144,000	4,848,480
iShares S&P Global Energy Sector Index Fund	37,000	1,479,630
iShares S&P Global Healthcare Sector Index Fund	61,000	4,667,110
iShares S&P Global Industrials Sector Index Fund	37,000	2,219,630
iShares S&P Global Infrastructure Index Fund	18,000	699,840
iShares S&P North American Technology-Multimedia Networking Index Fund	92,000	2,589,800
iShares S&P North American Technology-Software Index Fund	33,000	2,250,270
iShares S&P US Preferred Stock Index Fund	68,000	2,772,360

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Liahona Fund (Continued)
April 30, 2013
	Shares	Value
Specialty - 22.75% (Continued)
Market Vectors Gold Miners ETF	30,000	$ 910,800
PowerShares Global Listed Private Equity Portfolio	132,000	1,549,680
PowerShares S&P 500 Low Volatility Portfolio	69,000	2,220,420
PowerShares S&P SmallCap Information Technology Portfolio	37,000	1,231,360
SPDR S&P Capital Markets ETF	48,000	1,876,800
SPDR S&P Insurance ETF	30,000	1,590,600
SPDR S&P Regional Banking ETF	46,000	1,428,300
		56,486,120

Total Equity Funds (cost $159,347,190)		179,428,447

Money Market Funds - 2.02%
Federated Prime Cash Obligations Fund	5,003,044	5,003,044
Total Money Market Funds (cost $5,003,044)		5,003,044

Total Investments (cost $227,950,988) - 100.28%		$ 249,014,781
Other Assets Less Liabilities - Net - (0.28)%		(689,180)
NET ASSETS - 100.00%		$ 248,325,601

	Shares	Value
Securities Sold Short *
International Equity
iShares MSCI France Index Fund	51,000	$ 1,251,030

Specialty
SPDR Consumer Discretionary Select Sector Fund	5,000	273,050

Total Securities Sold Short (Proceeds $1,452,057)		$ 1,524,080

* Non-income producing security.
+ All or part of the security was held as collateral for securities sold short as of April 30, 2013.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund
April 30, 2013
	Shares	Value
Common Stock - 1.07%
Miscellaneous Manufacturing - 0.26%
General Electric Co. +	11,000	$ 245,190

Oil & Gas - 0.81%
ConocoPhillips +	5,500	332,475
Exxon Mobil Corp. +	5,000	444,950
		777,425

Total Common Stock (cost $899,917)		1,022,615

Bond Funds - 2.01%
iShares iBoxx $ High Yield Corporate Bond Fund	20,000	1,917,000
Total Bond Funds (cost $1,770,150)		1,917,000

Equity Funds - 96.07%
Emerging Markets - 2.04%
iShares MSCI Emerging Markets Index Fund +	45,000	1,948,050

International Equity - 5.35%
iShares MSCI EAFE Index Fund +	52,000	3,220,880
iShares MSCI Germany Index Fund	34,300	873,621
WisdomTree Japan Hedged Equity Fund +	21,000	998,760
		5,093,261
Large Cap Blend - 30.89%
iShares Core S&P 500 ETF +	71,000	11,385,560
SPDR S&P 500 ETF Trust +	113,000	18,043,840
		29,429,400
Large Cap Growth - 9.73%
Powershares QQQ Trust Series 1 +	131,050	9,269,166

Large Cap Value - 2.49%
SPDR Dow Jones Industrial Average ETF Trust +	16,000	2,369,440

Mid Cap Blend - 1.04%
SPDR S&P MidCap 400 ETF Trust +	4,700	991,559

Small Cap Blend - 3.36%
iShares Russell 2000 Index Fund +	34,000	3,200,760

Specialty - 41.17%
Alerian MLP ETF	100,000	1,780,000
iShares Dow Jones US Real Estate Index Fund +	30,500	2,240,530
ProShares Short Dow30 * +	135,600	4,070,712
ProShares Short Russell2000 * +	144,000	3,088,800

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2013
	Shares	Value
Specialty - 41.17% (Continued)
ProShares Short S&P500 * +	760,000	$ 22,784,800
SPDR Energy Select Sector Fund +	20,500	1,604,535
SPDR Industrial Select Sector Fund +	23,000	953,350
SPDR S&P Bank ETF	28,500	752,400
SPDR S&P Biotech ETF +	5,400	571,374
SPDR Technology Select Sector Fund	44,500	1,371,045
		39,217,546

Total Equity Funds (cost $90,710,938)		91,519,182

Money Market Funds - 1.22%
Federated Prime Cash Obligations Fund	1,163,104	1,163,104
Total Money Market Funds (cost $1,163,104)		1,163,104

Total Investments (cost $94,544,109) - 100.37%		$ 95,621,901
Other Assets Less Liabilities - Net - (0.37)%		(354,854)
NET ASSETS - 100.00%		$ 95,267,047

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at April 30, 2013 was $54,164,945.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
ConocoPhillips Call	40	$ 400
May 2013, Exercise Price $62.50
Exxon Mobil Corp. Call	40	160
May 2013, Exercise Price $92.50
General Electric Co. Call	40	280
May 2013, Exercise Price $23
iShares Core S&P 500 ETF Call	225	4,500
May 2013, Exercise Price $164
iShares Core S&P 500 ETF Call	150	750
May 2013, Exercise Price $165
iShares Dow Jones US Real Estate Index Fund Call	75	2,700
May 2013, Exercise Price $74
iShares MSCI EAFE Index Fund Call	150	4,050
May 2013, Exercise Price $63

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2013
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares MSCI EAFE Index Fund Call	150	$ 1,350
May 2013, Exercise Price $64
iShares MSCI Emerging Markets Index Fund Call	150	4,350
May 2013, Exercise Price $44.00
iShares MSCI Emerging Markets Index Fund Call	150	2,400
May 2013, Exercise Price $44.50
iShares Russell 2000 Index Fund Call	75	3,750
May 2013, Exercise Price $96
iShares Russell 2000 Index Fund Call	150	3,750
May 2013, Exercise Price $97
iShares Russell 2000 Index Fund Call	50	550
May 2013, Exercise Price $98
Powershares QQQ Trust Series 1 Call	200	5,600
May 2013, Exercise Price $72
Powershares QQQ Trust Series 1 Call	450	4,500
May 2013, Exercise Price $73
ProShares Short Dow30 Call	250	1,250
May 2013, Exercise Price $32
ProShares Short Russell2000 Call	250	1,875
May 2013, Exercise Price $23
ProShares Short Russell2000 Call	350	1,750
May 2013, Exercise Price $24
ProShares Short S&P500 Call	2,000	10,000
May 2013, Exercise Price $32
ProShares Short S&P500 Call	3,850	9,625
May 2013, Exercise Price $33
SPDR Dow Jones Industrial Average ETF Trust Call	20	380
May 2013, Exercise Price $151
SPDR Dow Jones Industrial Average ETF Trust Call	60	540
May 2013, Exercise Price $152
SPDR Dow Jones Industrial Average ETF Trust Call	60	360
May 2013, Exercise Price $153
SPDR Energy Select Sector Fund Call	75	2,775
May 2013, Exercise Price $80
SPDR Energy Select Sector Fund Call	100	1,600
May 2013, Exercise Price $81
SPDR Industrial Select Sector Fund Call	50	100
May 2013, Exercise Price $43
SPDR S&P 500 ETF Trust Call	200	6,400
May 2013, Exercise Price $163
SPDR S&P 500 ETF Trust Call	400	7,200
May 2013, Exercise Price $164
SPDR S&P 500 ETF Trust Call	150	1,350
May 2013, Exercise Price $165

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
April 30, 2013
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P Biotech ETF Call	20	$ 3,500
May 2013, Exercise Price $107
SPDR S&P Biotech ETF Call	20	500
May 2013, Exercise Price $111
SPDR S&P MidCap 400 ETF Trust Call	20	1,300
May 2013, Exercise Price $215
WisdomTree Japan Hedged Equity Fund Call	110	825
May 2013, Exercise Price $52
Total Call Options Written (Proceeds $120,285)		$ 90,420

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund
April 30, 2013
	Shares	Value
Bond Funds - 69.63%
Guggenheim BulletShares 2014 Corporate Bond ETF	209,530	$ 4,471,370
iShares Barclays Agency Bond Fund	3,275	372,793
iShares Barclays Credit Bond Fund	33,450	3,825,676
iShares Barclays Intermediate Credit Bond Fund	101,255	11,316,259
iShares Barclays MBS Bond Fund	5,475	593,052
iShares Core Total US Bond Market ETF	90,626	10,108,424
iShares Emerging Markets Local Currency Bond Fund	52,400	2,852,656
iShares Floating Rate Note Fund	33,075	1,675,580
iShares iBoxx $ High Yield Corporate Bond Fund	156,980	15,046,533
iShares iBoxx $ Investment Grade Corporate Bond Fund	40,975	5,004,277
iShares S&P National Municipal Bond Fund	24,775	2,771,084
iShares S&P Short Term National AMT-Free Municipal Bond Fund	16,450	1,747,483
iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	5,600	529,704
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	51,295	5,424,446
PIMCO Enhanced Short Maturity ETF	63,415	6,442,964
PIMCO Total Return ETF	21,700	2,404,577
PowerShares Senior Loan Portfolio	195,000	4,912,050
SPDR Barclays Intermediate Term Corporate Bond ETF	26,000	909,480
SPDR Barclays Mortgage Backed Bond ETF	13,875	378,510
SPDR Barclays Short Term High Yield Bond ETF	186,475	5,806,832
SPDR DB International Government Inflation-Protected Bond ETF	73,675	4,698,992
Vanguard Intermediate-Term Corporate Bond ETF	66,525	5,902,763
Vanguard Mortgage-Backed Securities ETF	29,000	1,519,020
Vanguard Short-Term Corporate Bond ETF	80,875	6,516,907
Vanguard Total Bond Market ETF	125,885	10,596,999
Total Bond Funds (cost $112,084,766)		115,828,431

Equity Funds - 12.54%
Specialty - 12.54%
Guggenheim Multi-Asset Income ETF	45,000	1,090,800
iShares S&P US Preferred Stock Index Fund	129,775	5,290,927
Market Vectors Preferred Securities ex Financials ETF	35,250	730,345
PowerShares Financial Preferred Portfolio	282,475	5,279,458
PowerShares Preferred Portfolio	140,700	2,107,686
PowerShares S&P 500 BuyWrite Portfolio	17,125	356,371
PowerShares S&P 500 Low Volatility Portfolio	58,400	1,879,312
ProShares UltraShort 20+ Year Treasury *	500	29,865
SPDR Consumer Staples Select Sector Fund	48,675	1,992,755
SPDR Utilities Select Sector Fund	50,850	2,106,715
		20,864,234

Total Equity Funds (cost $20,144,778)		20,864,234

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2013
	Principal ($)	Value
U.S. Government and Agency Obligations - 14.89%
Fannie Mae Benchmark, 4.00%, due 6/25/21	$ 39,362	$ 39,511
Federal Home Loan Bank, 2.90%, due 4/20/17	313,714	326,296
FGLMC, 4.50%, due 2/1/41	629,528	675,839
FGLMC, 5.50%, due 6/1/34	584,739	635,778
FGLMC, 6.00%, due 5/1/37	342,800	374,070
FGLMC, 6.50%, due 9/1/38	127,733	145,619
FGLMC, 6.50%, due 3/1/39	135,789	154,710
FGLMC, 6.50%, due 4/1/39	552,255	629,205
FNCL, 3.50%, due 12/1/30	542,524	581,476
FNCL, 3.50%, due 7/1/32	903,871	970,179
FNCL, 4.00%, due 2/1/40	512,209	548,418
FNCL, 4.00%, due 10/1/40	523,487	560,425
FNCL, 4.00%, due 6/1/41	752,269	805,449
FNCL, 4.00%, due 9/1/41	1,161,066	1,243,690
FNCL, 4.00%, due 12/1/41	645,766	691,720
FNCL, 5.00%, due 10/1/39	53,325	57,840
FNCL, 5.00%, due 11/1/39	652,371	707,599
FNCL, 5.00%, due 2/1/40	1,135,863	1,246,931
FNCL, 5.50%, due 12/1/39	525,080	571,732
FNCL, 5.50%, due 4/1/40	678,141	746,869
FNCL, 6.00%, due 12/1/35	797,800	879,053
FNCL, 6.00%, due 12/1/38	326,034	356,794
FNCL, 6.50%, due 7/1/37	45,685	54,363
FNCL, 6.50%, due 12/1/37	25,251	30,048
FNCL, 6.50%, due 10/1/39	136,958	156,126
FNMA, 2.00%, due 8/28/20	1,000,000	1,007,604
Freddie Mac, 2.00%, due 3/12/20	1,000,000	1,006,655
Freddie Mac, 5.40%, due 3/17/21	750,000	853,063
GNMA, 3.50%, due 7/16/39	448,665	480,222
GNMA, 4.00%, due 2/20/39	781,038	831,484
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,068,594
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,079,062
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,911,132
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,160,312
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,179,531
Total U.S. Government and Agency Obligations (cost $23,653,446)		24,767,399
	Shares
Money Market Funds - 3.25%
Federated Prime Cash Obligations Fund	5,411,031	5,411,031
Total Money Market Funds (cost $5,411,031)		5,411,031

Total Investments (cost $161,294,021) - 100.31%		$ 166,871,095
Other Assets Less Liabilities - Net - (0.31)%		(522,760)
NET ASSETS - 100.00%		$ 166,348,335

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
April 30, 2013

* Non-income producing security.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund
April 30, 2013
	Shares	Value
Equity Funds - 99.62%
Emerging Markets - 9.91%
EGShares Emerging Markets Consumer ETF	191,000	$ 5,221,940
iShares MSCI Philippines Investable Market Index Fund	57,000	2,387,160
Market Vectors India Small-Cap Index ETF	145,000	1,377,500
		8,986,600
International Equity - 7.65%
iShares Dow Jones International Select Dividend Index Fund	147,000	5,305,230
iShares MSCI Ireland Capped Investable Market Index Fund	30,000	858,300
iShares MSCI Pacific ex-Japan Index Fund	15,000	774,000
		6,937,530
Large Cap Blend - 9.66%
Guggenheim S&P 500 Equal Weight ETF	100,000	6,065,000
ProShares Large Cap Core Plus	36,000	2,694,600
		8,759,600
Large Cap Value - 1.67%
iShares NYSE 100 Index Fund	20,000	1,507,200

Small Cap Blend - 1.14%
iShares Russell 2000 Index Fund	11,000	1,035,540

Specialty - 69.59%
Barclays ETN+ Shiller CAPE™ ETN *	3,000	169,020
First Trust Dow Jones Internet Index Fund *	75,000	3,250,500
First Trust NASDAQ Global Auto Index Fund	10,000	322,700
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,357,830
First Trust US IPO Index Fund *	39,000	1,393,080
Guggenheim Multi-Asset Income ETF	76,000	1,842,240
Guggenheim Shipping ETF	42,000	717,637
Guggenheim Solar ETF	80,000	1,633,600
Guggenheim Spin-Off ETF	67,000	2,337,630
Guggenheim Timber ETF	148,000	3,350,720
iShares Dow Jones US Insurance Index Fund	108,000	4,210,920
iShares Dow Jones US Medical Devices Index Fund	33,000	2,496,780
iShares PHLX SOX Semiconductor Sector Index Fund	49,000	2,952,250
iShares S&P US Preferred Stock Index Fund	41,000	1,671,570

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
April 30, 2013
	Shares	Value
Specialty - 69.59% (Continued)
Market Vectors Gaming ETF	29,000	$ 1,224,061
Market Vectors Wide Moat ETF	195,000	4,670,250
PowerShares DB G10 Currency Harvest Fund *	99,000	2,715,570
PowerShares DWA SmallCap Technical Leaders Portfolio	34,000	1,065,900
Powershares Dynamic Food & Beverage Portfolio	122,000	2,879,200
Powershares Dynamic Leisure & Entertainment Portfolio	60,000	1,633,800
PowerShares Dynamic Market Portfolio	60,000	3,369,600
Powershares Dynamic Pharmaceuticals Portfolio	85,000	3,460,350
PowerShares Global Listed Private Equity Portfolio	320,000	3,756,800
SPDR Energy Select Sector Fund	10,000	782,700
SPDR Materials Select Sector Fund	26,000	1,028,300
SPDR S&P Oil & Gas Equipment & Services ETF	107,000	4,135,550
SPDR Utilities Select Sector Fund	27,000	1,118,610
TrimTabs Float Shrink ETF	9,000	356,328
WisdomTree Managed Futures Strategy Fund *	77,000	3,187,800
		63,091,296

Total Equity Funds (cost $85,187,342)		90,317,766

Money Market Funds - 0.55%
Federated Prime Cash Obligations Fund	496,881	496,881
Total Money Market Funds (cost $496,881)		496,881

Total Investments (cost $85,684,223) - 100.17%		$ 90,814,647
Other Assets Less Liabilities - Net - (0.17)%		(157,377)
NET ASSETS - 100.00%		$ 90,657,270

* Non-income producing security.

DB - Deutsche Bank
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
PHLX - Philadelphia Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund
April 30, 2013
	Shares	Value
Common Stock - 9.96%
Aerospace/Defense - 0.36%
L-3 Communications Holdings, Inc.	417	$ 33,881
Lockheed Martin Corp.	396	39,240
Northrop Grumman Corp.	526	39,839
Raytheon Co.	635	38,976
		151,936
Agriculture - 0.26%
Altria Group, Inc.	1,069	39,029
Philip Morris International, Inc.	356	34,030
Reynolds American, Inc.	787	37,320
		110,379
Beverages - 0.33%
Coca-Cola Co. (The)	1,048	44,362
Dr. Pepper Snapple Group, Inc.	767	37,453
PepsiCo, Inc.	710	58,554
		140,369
Chemicals - 0.08%
Praxair, Inc.	283	32,347

Commercial Services - 0.19%
Automatic Data Processing, Inc.	625	42,087
Paychex, Inc.	1,058	38,522
		80,609
Computers - 0.08%
International Business Machines Corp.	166	33,622

Cosmetics/Personal Care - 0.20%
Colgate-Palmolive Co.	382	45,615
Procter & Gamble Co. (The)	533	40,918
		86,533
Electric - 2.66%
Ameren Corp.	1,202	43,572
American Electric Power Co., Inc.	969	49,836
CMS Energy Corp.	1,740	52,096
Consolidated Edison, Inc.	879	55,948
Dominion Resources, Inc.	862	53,168
DTE Energy Co.	742	54,077
Duke Energy Corp.	629	47,301
Edison International	878	47,236
Entergy Corp.	655	46,656
FirstEnergy Corp.	890	41,474
Integrys Energy Group, Inc.	664	40,876
NextEra Energy, Inc.	673	55,206
Northeast Utilities	935	42,384
Pepco Holdings, Inc.	2,280	51,528

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund (Continued)
April 30, 2013
	Shares	Value
Electric - 2.66% (Continued)
PG&E Corp.	1,037	$ 50,232
Pinnacle West Capital Corp.	827	50,364
PPL Corp.	1,463	48,835
Public Service Enterprise Group, Inc.	1,294	47,373
SCANA Corp.	1,026	55,609
Southern Co. (The)	1,096	52,860
TECO Energy, Inc.	2,540	48,590
Wisconsin Energy Corp.	1,181	53,074
Xcel Energy, Inc.	1,666	52,962
		1,141,257
Environmental Control - 0.18%
Stericycle, Inc. *	343	37,154
Waste Management, Inc.	1,009	41,349
		78,503
Food - 1.18%
Campbell Soup Co.	1,174	54,485
ConAgra Foods, Inc.	1,138	40,251
General Mills, Inc.	1,142	57,580
Hershey Co. (The)	483	43,064
HJ Heinz Co.	766	55,474
Hormel Foods Corp.	1,082	44,654
JM Smucker Co. (The)	366	37,782
Kellogg Co.	683	44,422
McCormick & Co., Inc.	610	43,883
Mondelez International, Inc. - Cl. A	1,315	41,357
Sysco Corp.	1,246	43,435
		506,387
Gas - 0.40%
AGL Resources, Inc.	1,011	44,332
CenterPoint Energy, Inc.	1,655	40,845
NiSource, Inc.	1,424	43,759
Sempra Energy	517	42,833
		171,769
Healthcare-Products - 0.18%
Becton Dickinson and Co.	469	44,227
CR Bard, Inc.	343	34,080
		78,307
Household Products/Wares - 0.25%
Clorox Co. (The)	630	54,338
Kimberly-Clark Corp.	516	53,246
		107,584

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund (Continued)
April 30, 2013
	Shares	Value
Insurance - 0.64%
Berkshire Hathaway, Inc. *	444	$ 47,206
Chubb Corp. (The)	440	38,751
Cincinnati Financial Corp.	791	38,688
Loews Corp.	780	34,843
Marsh & McLennan Cos, Inc.	941	35,767
Torchmark Corp.	639	39,663
Travelers Cos, Inc. (The)	442	37,751
		272,669
Miscellaneous Manufacturer - 0.09%
3M Co.	367	38,429

Oil & Gas - 0.08%
Exxon Mobil Corp.	411	36,575

Packaging & Containers - 0.16%
Ball Corp.	709	31,281
Bemis Co., Inc.	992	39,035
		70,316
Pharmaceuticals - 0.68%
Abbott Laboratories	1,040	38,397
AmerisourceBergen Corp.	719	38,912
Cardinal Health, Inc.	733	32,413
Johnson & Johnson	740	63,070
McKesson Corp.	341	36,085
Merck & Co., Inc.	833	39,151
Pfizer, Inc.	1,490	43,314
		291,342
Pipelines - 0.17%
ONEOK, Inc.	696	35,747
Spectra Energy Corp.	1,164	36,701
		72,448
REITS - 0.89%
AvalonBay Communities, Inc.	250	33,260
Boston Properties, Inc.	337	36,878
Equity Residential	599	34,778
HCP, Inc.	733	39,069
Health Care REIT, Inc.	595	44,607
Plum Creek Timber Co., Inc.	675	34,790
Public Storage	238	39,270
Simon Property Group, Inc.	222	39,532
Ventas, Inc.	548	43,637
Vornado Realty Trust	387	33,886
		379,707

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund (Continued)
April 30, 2013
	Shares	Value
Retail - 0.37%
CVS Caremark Corp.	642	$ 37,352
McDonald's Corp.	416	42,490
Target Corp.	587	41,419
Wal-Mart Stores, Inc.	479	37,228
		158,489
Software - 0.09%
Fiserv, Inc. *	412	37,537

Telecommunications - 0.27%
AT&T, Inc.	1,044	39,108
CenturyLink, Inc.	838	31,484
Verizon Communications, Inc.	827	44,584
		115,176
Textiles - 0.08%
Cintas Corp.	780	34,999

Transportation - 0.09%
United Parcel Service, Inc. - Cl. B	434	37,254

Total Common Stock (cost $4,189,852)		4,264,543

Equity Funds - 89.76%
Emerging Markets - 2.02%
iShares MSCI Emerging Markets Index Fund	20,000	865,800

International Equity - 9.98%
iShares MSCI EAFE Index Fund	69,010	4,274,480

Large Cap Growth - 28.02%
iShares Russell 1000 Growth Index Fund	58,865	4,290,081
iShares S&P 500 Growth Index Fund	55,960	4,703,438
Vanguard Growth ETF	38,165	3,005,875
		11,999,394
Large Cap Value - 26.93%
iShares Russell 1000 Value Index Fund	51,860	4,272,745
iShares S&P 500 Value Index Fund	39,835	2,992,007
Vanguard Value ETF	63,775	4,271,650
		11,536,402

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Shelter Fund (Continued)
April 30, 2013
	Shares	Value
Mid Cap Blend - 6.02%
iShares Russell Midcap Index Fund	6,690	$ 862,809
SPDR S&P MidCap 400 ETF Trust	2,030	428,269
Vanguard Mid-Cap ETF	13,600	1,285,608
		2,576,686
Small Cap Blend - 2.00%
iShares Russell 2000 Index Fund	4,585	431,632
Vanguard Small-Cap ETF	4,675	427,389
		859,021
Specialty - 14.79%
PowerShares S&P 500 Low Volatility Portfolio	196,795	6,332,863

Total Equity Funds (cost $36,404,276)		38,444,646

Money Market Funds - 0.36%
Federated Prime Cash Obligations Fund	155,721	155,721
Total Money Market Funds (cost $155,721)		155,721

Total Investments (cost $40,749,849) - 100.08%		$ 42,864,910
Other Assets Less Liabilities - Net - (0.08)%		(36,452)
NET ASSETS - 100.00%		$ 42,828,458

* Non-income producing security.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2013
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 427,696,503	$ 279,339,446	$ 200,040,698	$ 145,080,660	$ 227,950,988
Investments in securities, at value	$ 485,695,903	$ 301,034,128	$ 224,643,865	$ 166,959,562	$ 249,014,781
Deposit with broker	-	-	-	-	1,446,153
Receivable for securities sold	6,055,600	-	4,441,801	1,160,503	-
Receivable for fund shares sold	222,040	286,594	147,885	90,380	186,805
Interest and dividends receivable	3,009	62,572	35,172	1,476	16,644
Prepaid expenses and other assets	57,685	34,013	39,636	23,803	25,855
Total Assets	492,034,237	301,417,307	229,308,359	168,235,724	250,690,238
Liabilities:
Payable for securities purchased	4,139,181	-	3,222,785	1,006,960	-
Securities sold short, at value (Proceeds - $0,
$0, $0, $0, $1,452,057, respectively (Note 2)	-	-	-	-	1,524,080
Payable for fund shares redeemed	831,236	670,718	484,537	255,155	617,073
Accrued advisory fees	418,792	247,588	174,482	127,469	198,538
Fees payable to other affiliates	49,464	19,472	33,926	18,146	19,450
Accrued distribution (12b-1) fees	2,635	-	-	-	-
Call options written, at fair value (premiums
received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	9,634	1,759	-	6,763	5,496
Total Liabilities	5,450,942	939,537	3,915,730	1,414,493	2,364,637
Net Assets	$ 486,583,295	$ 300,477,770	$ 225,392,629	$ 166,821,231	$ 248,325,601
Net Assets:
Paid in capital	$ 458,057,793	$ 264,101,192	$ 195,449,313	$ 144,454,923	$ 212,311,842
Undistributed net investment income	3,393,087	2,727,889	3,238,043	516,007	87,806
Accumulated net realized gain (loss)
on investments and written options	(32,866,985)	11,954,007	2,102,106	(28,601)	14,934,183
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	57,999,400	21,694,682	24,603,167	21,878,902	20,991,770
Net Assets	$ 486,583,295	$ 300,477,770	$ 225,392,629	$ 166,821,231	$ 248,325,601
Class C Shares:
Net assets	$ 2,970,837	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 14.53	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	204,398	-	-	-	-

Class N Shares:
Net assets	$ 483,612,458	$ 300,477,770	$ 225,392,629	$ 166,821,231	$ 248,325,601
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 15.43	$ 10.94	$ 10.91	$ 11.98	$ 10.75
Total shares outstanding at end of year	31,346,433	27,462,583	20,653,018	13,921,698	23,103,576

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)
April 30, 2013
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 94,544,109	$ 161,294,021	$ 85,684,223	$ 40,749,849
Investments in securities, at value	$ 95,621,901	$ 166,871,095	$ 90,814,647	$ 42,864,910
Deposit with broker	-	-	-	-
Receivable for securities sold	804,156	-	1,026,235	320,146
Receivable for fund shares sold	161,895	342,156	32,494	59,273
Interest and dividends receivable	2,377	213,411	92	6,196
Prepaid expenses and other assets	35,406	38,792	14,027	12,199
Total Assets	96,625,735	167,465,454	91,887,495	43,262,724
Liabilities:
Payable for securities purchased	962,248	706,477	1,021,925	364,852
Securities sold short, at value (Proceeds
$0, $0, $0, $0, respectively (Note 2)	-	-	-	-
Payable for fund shares redeemed	237,086	313,258	125,502	5,889
Accrued advisory fees	44,352	69,447	60,842	30,970
Fees payable to other affiliates	11,988	12,376	15,782	15,564
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $120,285, $0, $0, $0)	90,420	-	-	-
Accrued expenses and other liabilities	12,594	15,561	6,174	16,991
Total Liabilities	1,358,688	1,117,119	1,230,225	434,266
Net Assets	$ 95,267,047	$ 166,348,335	$ 90,657,270	$ 42,828,458
Net Assets:
Paid in capital	$ 97,817,400	$ 158,487,154	$ 72,893,586	$ 43,679,156
Undistributed net investment income (loss)	(72,811)	279,505	305,951	169,901
Accumulated net realized gain (loss)
on investments and written options	(3,585,199)	2,004,602	12,327,309	(3,135,660)
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	1,107,657	5,577,074	5,130,424	2,115,061
Net Assets	$ 95,267,047	$ 166,348,335	$ 90,657,270	$ 42,828,458
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of year	-	-	-	-

Class N Shares:
Net assets	$ 95,267,047	$ 166,348,335	$ 90,657,270	$ 42,828,458
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.49	$ 10.76	$ 13.37	$ 10.59
Total shares outstanding at end of year	9,085,339	15,458,066	6,778,310	4,046,011

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations
For the Year Ended April 30, 2013
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 2,942	$ 1,200,731	$ 1,115,580	$ 5,163	$ 6,378
Dividend income	9,083,203	7,130,882	4,709,985	3,291,636	4,843,539
Total investment income	9,086,145	8,331,613	5,825,565	3,296,799	4,849,917
Expenses:
Investment advisory fees	4,854,970	2,796,892	2,241,706	1,667,117	2,324,566
Administration fees	343,950	244,035	210,751	161,529	214,772
Transfer agent fees	183,937	148,530	189,090	124,962	140,643
Accounting fees	85,996	59,581	53,239	48,558	55,194
Professional fees	40,073	27,715	21,466	19,286	24,492
Registration & filing fees	46,857	27,433	29,013	25,013	30,658
Distribution fees (12b-1) - Class C Shares	29,267	-	-	-	-
Chief compliance officer fees	17,196	11,730	8,765	5,976	7,893
Insurance expense	11,664	8,683	6,538	4,998	6,937
Custodian fees	38,770	23,159	18,243	13,132	18,657
Printing and postage expense	16,282	14,511	15,920	11,553	13,752
Trustees' fees	16,643	15,150	8,717	15,004	14,349
Interest expense	-	-	-	-	5,904
Miscellaneous fees and expenses	62,208	33,995	36,757	27,277	29,820
Total expenses before waivers	5,747,813	3,411,414	2,840,205	2,124,405	2,887,637
Expenses waived	(137,119)	(194,887)	(262,685)	(207,898)	(208,419)
Net Expenses	5,610,694	3,216,527	2,577,520	1,916,507	2,679,218
Net Investment Income	3,475,451	5,115,086	3,248,045	1,380,292	2,170,699
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on:
Investments	65,673,776	34,829,540	27,659,062	7,931,619	17,342,267
Options written	-	69,808	105,623	-	-
Distributions of realized gains by
underlying investment companies	-	20,920	54	188	291
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-	-
Total net realized gain	65,673,776	34,920,268	27,764,739	7,931,807	17,342,558
Net change in unrealized appreciation
(depreciation) on investments	(10,312,591)	(12,592,970)	(4,756,553)	6,603,777	99,717
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-	(72,023)
Net change in unrealized appreciation
(depreciation) on written options	-	6,598	4,474	-	-
Net Realized and Unrealized Gain
on Investments	55,361,185	22,333,896	23,012,660	14,535,584	17,370,252
Net Increase in Net Assets
Resulting from Operations	$ 58,836,636	$ 27,448,982	$ 26,260,705	$ 15,915,876	$ 19,540,951

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations (Continued)
For the Year Ended April 30, 2013
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 1,893	$ 1,403,045	$ 482	$ 57,226
Dividend income	1,403,148	3,270,470	1,272,240	721,734
Total investment income	1,405,041	4,673,515	1,272,722	778,960
Expenses:
Investment advisory fees	768,234	949,081	812,656	507,791
Administration fees	92,280	148,731	86,714	50,099
Transfer agent fees	152,971	166,103	87,923	23,047
Accounting fees	37,979	45,188	38,458	16,807
Professional fees	14,372	21,720	14,646	11,874
Registration & filing fees	30,087	28,310	30,087	40,695
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Chief compliance officer fees	3,802	5,744	2,809	3,071
Insurance expense	2,845	4,420	2,133	3,309
Custodian fees	6,372	11,735	6,279	5,084
Printing and postage expense	13,196	9,925	6,160	3,182
Trustees' fees	11,798	11,644	14,619	17,718
Interest expense	-	-	-	-
Miscellaneous fees and expenses	27,407	24,071	18,239	11,190
Total expenses before waivers	1,161,343	1,426,672	1,120,723	693,867
Expenses waived	(264,841)	(258,414)	(186,451)	(110,528)
Net Expenses	896,502	1,168,258	934,272	583,339
Net Investment Income	508,539	3,505,257	338,450	195,621
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on:
Investments	2,941,804	2,957,726	15,777,301	827,148
Options written	1,010,211	-	50,829	-
Distributions of realized gains by
underlying investment companies	-	131,687	2,408	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Total net realized gain	3,952,015	3,089,413	15,830,538	827,148
Net change in unrealized appreciation
(depreciation) on investments	(101,732)	381,966	(7,172,680)	906,169
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	(58,365)	-	763	-
Net Realized and Unrealized Gain
on Investments	3,791,918	3,471,379	8,658,621	1,733,317
Net Increase in Net Assets
Resulting from Operations	$ 4,300,457	$ 6,976,636	$ 8,997,071	$ 1,928,938

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,475,451	$ 2,901,444	$ 5,115,086	$ 5,354,222
Net realized gain (loss) on investments	65,673,776	9,563,117	34,829,540	1,577,869
Net realized gain (loss) on written options	-	-	69,808	43,021
Distributions of realized gains
by underlying investment companies	-	143,663	20,920	151,161
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	(10,312,591)	(39,739,064)	(12,592,970)	(3,416,974)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	6,598	(6,598)
Net increase (decrease) in net assets
resulting from operations	58,836,636	(27,130,840)	27,448,982	3,702,701
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,901,007)	(3,253,799)	(4,768,742)	(5,452,595)
From Net Realized Gains:
Class N	-	-	-	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(1,901,007)	(3,253,799)	(4,768,742)	(5,452,595)
From Fund Share Transactions (Note 7)	(74,173,553)	(42,343,545)	(511,378)	23,729,958
Total Increase (Decrease) in Net Assets	(17,237,924)	(72,728,184)	22,168,862	21,980,064

Net Assets:
Beginning of year	503,821,219	576,549,403	278,308,908	256,328,844
End of year	$ 486,583,295	$503,821,219	$ 300,477,770	$278,308,908
Undistributed net investment income
at end of year	$ 3,393,087	$ 2,714,493	$ 2,727,889	$ 2,842,096

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,248,045	$ 3,669,626	$ 1,380,292	$ 964,066
Net realized gain (loss) on investments	27,659,062	2,833,962	7,931,619	5,014,397
Net realized gain (loss) on written options	105,623	62,636	-	-
Distributions of realized gains
by underlying investment companies	54	85,825	188	1,924
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	(4,756,553)	(12,572,678)	6,603,777	(11,450,548)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	4,474	(4,474)	-	-
Net increase (decrease) in net assets
resulting from operations	26,260,705	(5,925,103)	15,915,876	(5,470,161)
From Distributions to Shareholders:
From Net Investment Income:
Class N	(2,428,331)	(3,574,228)	(942,106)	(940,915)
From Net Realized Gains:
Class N	-	-	-	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(2,428,331)	(3,574,228)	(942,106)	(940,915)
From Fund Share Transactions (Note 7)	(29,001,737)	(738,458)	(21,822,873)	(11,215,461)
Total Increase (Decrease) in Net Assets	(5,169,363)	(10,237,789)	(6,849,103)	(17,626,537)

Net Assets:
Beginning of year	230,561,992	240,799,781	173,670,334	191,296,871
End of year	$ 225,392,629	$ 230,561,992	$ 166,821,231	$173,670,334
Undistributed net investment income
at end of year	$ 3,238,043	$ 2,407,403	$ 516,007	$ 79,829

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 2,170,699	$ 2,015,426	$ 508,539	$ 919,561
Net realized gain (loss) on investments	17,342,267	6,863,786	2,941,804	(6,791,224)
Net realized gain (loss) on written options	-	-	1,010,211	2,308,817
Distributions of realized gains
by underlying investment companies	291	18,561	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	99,717	(9,521,684)	(101,732)	(946,583)
Net change in unrealized appreciation
(depreciation) on securities sold short	(72,023)	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	(58,365)	279,793
Net increase (decrease) in net assets
resulting from operations	19,540,951	(623,911)	4,300,457	(4,229,636)
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,961,459)	(2,103,398)	(581,350)	(2,948,104)
From Net Realized Gains:
Class N	(4,155,786)	(4,143,256)	(681,785)	(3,649,546)
Return of Capital:
Class N	-	-	(360,246)	-
Total Dividends and Distributions
to Shareholders	(6,117,245)	(6,246,654)	(1,623,381)	(6,597,650)
From Fund Share Transactions (Note 7)	1,429,629	10,628,285	10,924,570	4,328,681
Total Increase (Decrease) in Net Assets	14,853,335	3,757,720	13,601,646	(6,498,605)

Net Assets:
Beginning of year	233,472,266	229,714,546	81,665,401	88,164,006
End of year	$ 248,325,601	$ 233,472,266	$ 95,267,047	$ 81,665,401
Undistributed (Overdistributed) net investment income
at end of year	$ 87,806	$ (77,129)	$ (72,811)	$ -

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2013	April 30, 2012	April 30, 2013	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 3,505,257	$ 3,413,058	$ 338,450	$ 317,593
Net realized gain (loss) on investments	2,957,726	35,543	15,777,301	(405,182)
Net realized gain (loss) on written options	-	-	50,829	-
Distributions of realized gains
by underlying investment companies	131,687	112,090	2,408	9,109
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	381,966	2,609,479	(7,172,680)	(3,700,353)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	763	(763)
Net increase (decrease) in net assets
resulting from operations	6,976,636	6,170,170	8,997,071	(3,779,596)
From Distributions to Shareholders:
From Net Investment Income:
Class N	(3,612,751)	(3,534,236)	(304,249)	-
From Net Realized Gains:
Class N	(719,065)	(28,896)	(3,116,054)	(2,197,703)
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(4,331,816)	(3,563,132)	(3,420,303)	(2,197,703)
From Fund Share Transactions (Note 7)	20,578,430	32,891,456	1,536,571	321,434
Total Increase (Decrease) in Net Assets	23,223,250	35,498,494	7,113,339	(5,655,865)

Net Assets:
Beginning of year	143,125,085	107,626,591	83,543,931	89,199,796
End of year	$ 166,348,335	$ 143,125,085	$ 90,657,270	$ 83,543,931
Undistributed net investment income
at end of year	$ 279,505	$ -	$ 305,951	$ 281,769

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Year Ended	Year Ended
	April 30, 2013	April 30, 2012
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)	$ 195,621	$ (96,282)
Net realized gain (loss) on investments	827,148	(3,802,250)
Net realized gain (loss) on written options	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-
Net change in unrealized appreciation
(depreciation) on investments	906,169	(5,410,148)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-
Net increase (decrease) in net assets
resulting from operations	1,928,938	(9,308,680)
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	-
From Net Realized Gains:
Class N	-	(641,108)
Return of Capital:
Class N	-	-
Total Dividends and Distributions
to Shareholders	-	(641,108)
From Fund Share Transactions (Note 7)	(22,307,621)	15,664,679
Total Increase (Decrease) in Net Assets	(20,378,683)	5,714,891

Net Assets:
Beginning of year	63,207,141	57,492,250
End of year	$ 42,828,458	$ 63,207,141
Undistributed net investment income
at end of year	$ 169,901	$ (23,088)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class C Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 13.00	$ 13.73	$ 11.80	$ 8.37	$ 14.31

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.04)	(0.05)	(0.07)	(0.07)	0.01
Net realized and unrealized gain (loss)
on investments	1.57	(0.68)	2.00	3.52	(5.60)
Total income (loss) from
investment operations	1.53	(0.73)	1.93	3.45	(5.59)

Less distributions from:
net investment income	-	-	-	(0.02)	-
net realized gain	-	-	-	-	(0.35)
Total distributions from net investment
income and net realized gains	$ -	$ -	$ -	$ (0.02)	$ (0.35)

Net asset value, end of year	$ 14.53	$ 13.00	$ 13.73	$ 11.80	$ 8.37

Total return (c)	11.77%	(5.32)%	16.36%	41.17%	(38.90)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 2,971	$ 3,146	$ 3,963	$ 4,130	$ 3,292
Ratio of expenses to
average net assets (d)	2.15%	2.15%	2.15%	2.15%	2.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.18%	2.17%	2.17%	2.15%	2.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.28)%	(0.41)%	(0.56)%	(0.64)%	0.11%
Portfolio turnover rate	69%	19%	53%	29%	69%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Gemini Fund Services, LLC (the "Administrator") not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior year expense reimbursment by Adviser.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 13.72	$ 14.44	$ 12.34	$ 8.75	$ 14.97

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.10	0.08	0.06	0.04	0.12
Net realized and unrealized gain (loss)
on investments	1.67	(0.71)	2.09	3.68	(5.88)
Total income (loss) from
investment operations	1.77	(0.63)	2.15	3.72	(5.76)

Less distributions from:
net investment income	(0.06)	(0.09)	(0.05)	(0.13)	(0.11)
net realized gains	-	-	-	-	(0.35)
Total distributions from net investment
income and net realized gains	(0.06)	(0.09)	(0.05)	(0.13)	(0.46)

Net asset value, end of year	$ 15.43	$ 13.72	$ 14.44	$ 12.34	$ 8.75

Total return (c)	12.91%	(4.31)%	17.47%	42.60%	(38.26)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 483,612	$500,675	$572,587	$555,827	$517,478
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.18%	1.17%	1.17%	1.15%	1.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.72%	0.59%	0.46%	0.37%	1.13%
Portfolio turnover rate	69%	19%	53%	29%	69%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior year expense reimbursment by Adviser.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 10.10	$ 10.21	$ 9.31	$ 7.48	$ 10.51

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.19	0.20	0.23	0.22	0.25
Net realized and unrealized gain (loss)
on investments	0.83	(0.10)	0.91	1.82	(3.04)
Total income (loss) from
investment operations	1.02	0.10	1.14	2.04	(2.79)

Less distributions from:
net investment income	(0.18)	(0.21)	(0.24)	(0.21)	(0.13)
net realized gains	-	-	-	-	(0.11)
Total distributions from net investment
income and net realized gains	(0.18)	(0.21)	(0.24)	(0.21)	(0.24)

Net asset value, end of year	$ 10.94	$ 10.10	$ 10.21	$ 9.31	$ 7.48

Total return (c)	10.20%	1.12%	12.42%	27.39%	(26.48)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 300,478	$278,309	$256,329	$215,419	$126,290
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	1.22%	1.23%	1.22%	1.27%
Ratio of net investment income (loss) to
average net assets (b)	1.83%	2.09%	2.38%	2.58%	2.98%
Portfolio turnover rate	89%	13%	27%	27%	67%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 9.81	$ 10.22	$ 8.92	$ 6.58	$ 11.32

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.15	0.16	0.16	0.15	0.18
Net realized and unrealized gain (loss)
on investments	1.06	(0.41)	1.31	2.36	(4.63)
Total income (loss) from
investment operations	1.21	(0.25)	1.47	2.51	(4.45)

Less distributions from:
net investment income	(0.11)	(0.16)	(0.17)	(0.17)	(0.09)
net realized gains	-	-	-	-	(0.20)
Total distributions from net investment
income and net realized gains	(0.11)	(0.16)	(0.17)	(0.17)	(0.29)

Net asset value, end of year	$ 10.91	$ 9.81	$ 10.22	$ 8.92	$ 6.58

Total return (c)	12.43%	(2.31)%	16.57%	38.27%	(39.25)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 225,393	$230,562	$240,800	$189,223	$120,365
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	1.27%	1.25%	1.28%	1.30%
Ratio of net investment income (loss) to
average net assets (b)	1.45%	1.68%	1.74%	1.80%	2.31%
Portfolio turnover rate	69%	33%	26%	40%	75%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 10.95	$ 11.29	$ 9.48	$ 6.87	$ 10.84

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09	0.06	0.05	0.06	0.09
Net realized and unrealized gain (loss) on
on investments	1.00	(0.34)	1.82	2.63	(3.99)
Total income (loss) from
investment operations	1.09	(0.28)	1.87	2.69	(3.90)

Less distributions from:
net investment income	(0.06)	(0.06)	(0.06)	(0.08)	(0.06)
net realized gains	-	-	-	-	(0.01)
Total distributions from net investment
income and net realized gains	(0.06)	(0.06)	(0.06)	(0.08)	(0.07)

Net asset value, end of year	$ 11.98	$ 10.95	$ 11.29	$ 9.48	$ 6.87

Total return (c)	10.03%	(2.43)%	19.80%	39.21%	(35.92)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 166,821	$173,670	$191,297	$156,512	$106,006
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.27%	1.26%	1.26%	1.27%	1.26%
Ratio of net investment income (loss) to
average net assets (b)	0.83%	0.57%	0.53%	0.68%	1.14%
Portfolio turnover rate	60%	43%	25%	27%	38%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2013	2012	2011	2010	2009

Net asset value, beginning of year	$ 10.16	$ 10.48	$ 9.17	$ 7.18	$ 10.40

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.10	0.09	0.11	0.12	0.19
Net realized and unrealized gain (loss)
on investments	0.77	(0.12)	1.32	2.00	(3.24)
Total income (loss) from
investment operations	0.87	(0.03)	1.43	2.12	(3.05)

Less distributions from:
net investment income	(0.09)	(0.10)	(0.12)	(0.13)	(0.13)
net realized gains	(0.19)	(0.19)	-	-	(0.04)
Total distributions from net investment
income and net realized gains	(0.28)	(0.29)	(0.12)	(0.13)	(0.17)

Net asset value, end of year	$ 10.75	$ 10.16	$ 10.48	$ 9.17	$ 7.18

Total return (c)	8.66%	(0.09)%	15.72%	29.57%	(29.31)%

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 248,326	$233,472	$229,715	$167,282	$ 41,093
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.24%	1.24%	1.24%	1.29%	1.43%
Ratio of net investment income (loss) to
average net assets (b)	0.93%	0.91%	1.17%	1.40%	2.30%
Portfolio turnover rate	84%	46%	22%	7%	46%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Enhanced Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010 *

Net asset value, beginning of year	$ 10.16	$ 11.11	$ 10.58	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.06	0.09	0.11	0.06
Net realized and unrealized gain (loss)
on investments	0.47	(0.22)	0.83	0.57
Total income (loss) from
investment operations	0.53	(0.13)	0.94	0.63

Less distributions from:
net investment income	(0.07)	(0.35)	(0.11)	(0.05)
net realized gains	(0.09)	(0.47)	(0.30)	(0.00)	(g)
return of capital	(0.04)	-	-	-
Total distributions from net investment income,
net realized gains and return of capital	(0.20)	(0.82)	(0.41)	(0.05)

Net asset value, end of year	$ 10.49	$ 10.16	$ 11.11	$ 10.58

Total return (c)	5.22%	(0.83)%	9.11%	6.32%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 95,267	$ 81,665	$ 88,164	$ 53,124
Ratio of expenses to
average net assets (d)	1.05%	1.05%	1.05%	1.05%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.36%	1.26%	1.36%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.60%	0.89%	1.02%	1.07%	(e)
Portfolio turnover rate	51%	184%	86%	3%	(f)

*	The Enhanced Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010 *

Net asset value, beginning of year	$ 10.58	$ 10.37	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.26	0.28	0.32	0.15
Net realized and unrealized gain (loss)
on investments	0.23	0.22	0.29	0.06
Total income (loss) from
investment operations	0.49	0.50	0.61	0.21

Less distributions from:
net investment income	(0.26)	(0.29)	(0.32)	(0.10)
net realized gains	(0.05)	-	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.31)	(0.29)	(0.35)	(0.10)

Net asset value, end of year	$ 10.76	$ 10.58	$ 10.37	$ 10.11

Total return (c)	4.76%	4.94%	6.10%	2.15%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 166,348	$ 143,125	$ 107,627	$ 67,364
Ratio of expenses to
average net assets (d)	0.80%	0.80%	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	0.98%	0.98%	1.01%	1.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	2.40%	2.71%	3.07%	2.64%	(e)
Portfolio turnover rate	51%	8%	10%	3%	(f)

*	The Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010*

Net asset value, beginning of year	$ 12.52	$ 13.37	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05	0.05	0.04	0.01
Net realized and unrealized gain (loss)
on investments	1.35	(0.57)	2.15	1.30
Total income from
investment operations	1.40	(0.52)	2.19	1.31

Less distributions from:
net investment income	(0.05)	-	(0.05)	(0.06)
net realized gains	(0.50)	(0.33)	(0.02)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	(0.55)	(0.33)	(0.07)	(0.06)

Net asset value, end of year	$ 13.37	$ 12.52	$ 13.37	$ 11.25

Total return (c)	11.55%	(3.54)%	19.50%	13.14%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 90,657	$ 83,544	$ 89,200	$ 66,472
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.38%	1.37%	1.35%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.42%	0.40%	0.37%	0.23%	(e)
Portfolio turnover rate	162%	49%	42%	20%	(f)

*	The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	April 30,	April 30,	April 30,	April 30,
	2013	2012	2011	2010*

Net asset value, beginning of year	$ 9.93	$ 11.74	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.04	(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	0.62	(1.70)	1.31	0.45
Total income from
investment operations	0.66	(1.72)	1.35	0.44

Less distributions from:
net investment income	-	-	(0.05)	-
net realized gains	-	(0.09)	-	-
Total distributions from net investment
income and net realized gains	-	(0.09)	(0.05)	-

Net asset value, end of year	$ 10.59	$ 9.93	$ 11.74	$ 10.44

Total return (c)	6.65%	(14.60)%	12.95%	4.40%	(f)

Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$ 42,828	$ 63,207	$ 57,492	$ 12,444
Ratio of expenses to
average net assets (d)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.37%	1.29%	1.34%	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.39%	(0.15)%	0.37%	(0.26)%	(e)
Portfolio turnover rate	291%	311%	89%	0%	(f)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 30, 2013

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Shelter Fund	Long-term growth Limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2013 for the Fund’s investments measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,189,600	$ -	$ -	$ 3,189,600
Bond Funds	7,049,918			7,049,918
Equity Funds	469,602,482	-	-	469,602,482
Money Market Funds	5,853,903	-	-	5,853,903
Total	$ 485,695,903	$ -	$ -	$ 485,695,903

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,594,800	$ -	$ -	$ 1,594,800
Bond Funds	129,133,982	-	-	129,133,982
Equity Funds	164,870,861	-	-	164,870,861
Money Market Funds	5,434,485	-	-	5,434,485
Total	$ 301,034,128	$ -	$ -	$ 301,034,128

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,922,024	$ -	$ -	$ 5,922,024
Bond Funds	43,366,863	-	-	43,366,863
Equity Funds	169,078,627	-	-	169,078,627
Money Market Funds	6,276,351	-	-	6,276,351
Total	$ 224,643,865	$ -	$ -	$ 224,643,865

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 16,479,030	$ -	$ -	$ 16,479,030
Equity Funds	146,736,376	-	-	146,736,376
Money Market Funds	3,744,156	-	-	3,744,156
Total	$ 166,959,562	$ -	$ -	$ 166,959,562

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 64,583,290	$ -	$ -	$ 64,583,290
Equity Funds	179,428,447	-	-	179,428,447
Money Market Funds	5,003,044	-	-	5,003,044
Total	$ 249,014,781	$ -	$ -	$ 249,014,781
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 1,524,080	$ -	$ -	$ 1,524,080
Total	$ 1,524,080	$ -	$ -	$ 1,524,080

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,022,615	$ -	$ -	$ 1,022,615
Bond Funds	1,917,000	-	-	1,917,000
Equity Funds	91,519,182	-	-	91,519,182
Money Market Funds	1,163,104	-	-	1,163,104
Total	$ 95,621,901	$ -	$ -	$ 95,621,901
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 72,845	$ 17,575	$ -	$ 90,420
Total	$ 72,845	$ 17,575	$ -	$ 90,420

Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 115,828,431	$ -	$ -	$ 115,828,431
Equity Funds	20,864,234	-	-	20,864,234
U.S. Government & Agency Obligations	-	24,767,399	-	24,767,399
Money Market Funds	5,411,031	-	-	5,411,031
Total	$ 142,103,696	$ 24,767,399	$ -	$ 166,871,095

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,317,766	$ -	$ -	$ 90,317,766
Money Market Funds	496,881	-	-	496,881
Total	$ 90,814,647	$ -	$ -	$ 90,814,647

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Shelter

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,264,543	$ -	$ -	$ 4,264,543
Equity Funds	38,444,646	-	-	38,444,646
Money Market Funds	155,721	-	-	155,721
Total	$ 42,864,910	$ -	$ -	$ 42,864,910

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the year ended April 30, 2013, the Enhanced Income Fund had options written located on the Statements of Assets and Liabilities in the liabilities section in the amount of $90,420.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

For the year ended April 30, 2013, the Funds net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on options written” and the Funds had net unrealized appreciation/depreciation, stated below, on options subject to equity price risk are included in the line item marked “Net change in unrealized appreciation (depreciation) on written options” on the Statements of Operations in this shareholder report.

			Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain	(Depreciation)
Clermont Fund	$ -	$ 69,808	$ 6,598
Select Allocation Fund	-	105,623	4,474
Enhanced income Fund	90,420	1,010,211	(58,365)
Select Appreciation Fund	-	50,829	763

As of April 30, 2013 portfolio securities valued at $54,164,945 were held in escrow by the custodian for call options written by the company.

The number of option contracts written and the premiums received during the year ended April 30, 2013, were as follows:

	Clermont Fund		Select Allocation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of year	1,850	$ 12,632	2,350	$ 15,236
Options written	4,660	57,574	7,425	100,195
Options exercised	(55)	(398)	(290)	(9,808)
Options expired	(6,455)	(69,808)	(9,485)	(105,623)
Options closed	-	-	-	-
Options outstanding,
end of year	-	$ -	-	$ -

	Enhanced Income Fund		Select Appreciation Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of year	6,865	$ 138,310	905	$ 10,347
Options written	82,335	1,253,627	2,369	42,211
Options exercised	(2,469)	(39,013)	(55)	(1,729)
Options expired	(68,823)	(1,054,825)	(3,219)	(50,829)
Options closed	(7,828)	(177,814)	-	-
Options outstanding, end of year	10,080	$ 120,285	-	$ -

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income and Flexible Income. The rates these funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through August 31, 2013.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Adviser’s fees for the year ended April 30, 2013 were as follows:

Fund	Waiver/Reimbursement

Amerigo Fund	$ 137,119
Clermont Fund	194,887
Select Allocation Fund	262,685
Descartes Fund	207,898
Liahona Fund	208,419
Enhanced Income Fund	264,841
Flexible Income Fund	258,414
Select Appreciation Fund	186,451
Shelter Fund	110,528

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the year ended April 30, 2013, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

Fund	2014	2015	2016	Total
Amerigo Fund	$ 117,624	$ 84,102	$ 137,119	$ 338,845
Clermont Fund	183,614	190,941	194,887	569,442
Select Allocation Fund	214,664	254,216	262,685	731,565
Descartes Fund	173,239	194,363	207,898	575,500
Liahona Fund	163,287	203,266	208,419	574,972
Enhanced Income Fund	202,927	215,163	264,841	682,931
Flexible Income Fund	186,281	220,663	258,414	665,358
Select Appreciation Fund	144,237	173,168	186,451	503,856
Shelter Fund	63,239	89,893	110,528	263,660

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75%

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2013, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 428,341,537	$ 57,771,692	$ (417,326)	$ 57,354,366
Clermont Fund	279,558,666	21,546,004	(70,542)	21,475,462
Select Allocation	200,112,180	24,756,387	(224,702)	24,531,685
Descartes Fund	145,478,087	22,343,578	(862,103)	21,481,475
Liahona Fund	226,734,635	22,134,371	(1,378,305)	20,756,066
Enhanced Income	96,442,737	7,534,402	(8,445,658)	(911,256)
Flexible Income	161,295,060	5,634,515	(58,480)	5,576,035
Select Appreciation	85,684,223	5,135,551	(5,127)	5,130,424
Shelter Fund	40,792,103	2,103,869	(31,062)	2,072,807

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2013, were as follows:

	Purchases	Sales
Amerigo Fund	$ 331,337,595	$ 396,007,920
Clermont Fund	244,841,627	247,410,463
Select Allocation Fund	153,507,406	186,929,177
Descartes Fund	96,456,736	115,948,051
Liahona Fund	190,487,015	189,793,484
Enhanced Income Fund	55,291,050	41,997,944
Flexible Income Fund	98,931,028	68,766,190
Select Appreciation Fund	131,663,090	131,255,728
Shelter Fund	137,820,072	157,870,032

6.

Payments by Affiliates

As a result of a trade error, the Descartes Fund experienced a loss of $1,803 for the year ended April 30, 2013, which was reimbursed by the Adviser.

7.

Shareholders’ Transactions

At April 30, 2013, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2013		April 30, 2012
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	4,551	$ 59,951	6,514	$ 79,439
Shares redeemed	(42,107)	(553,190)	(53,233)	(644,953)
Net decrease	(37,556)	$ (493,239)	(46,719)	$ (565,514)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

	Year Ended		Year Ended
	April 30, 2013		April 30, 2012
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,774,927	$ 80,055,263	6,468,276	$ 84,045,383
Shares issued to shareholders
in reinvestment	134,582	1,886,840	263,655	3,221,864
Shares redeemed	(11,055,495)	(155,622,417)	(9,885,095)	(129,045,278)
Net decrease	(5,145,986)	$ (73,680,314)	(3,153,164)	$ (41,778,031)

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	7,634,269	$ 79,209,269	7,668,145	$ 74,684,019
Shares issued to shareholders
in reinvestment	457,368	4,724,616	575,859	5,395,793
Shares redeemed	(8,175,444)	(84,445,263)	(5,802,935)	(56,349,854)
Net increase (decrease)	(83,807)	$ (511,378)	2,441,069	$ 23,729,958

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	4,428,815	$ 44,353,523	5,006,640	$ 47,277,332
Shares issued to shareholders
in reinvestment	239,561	2,407,583	394,269	3,516,884
Shares redeemed	(7,509,558)	(75,762,843)	(5,468,356)	(51,532,674)
Net decrease	(2,841,182)	$ (29,001,737)	(67,447)	$ (738,458)

Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,672,588	$ 29,369,681	2,863,348	$ 29,686,264
Shares issued to shareholders
in reinvestment	84,796	936,992	95,186	933,770
Shares redeemed	(4,697,806)	(52,129,546)	(4,045,198)	(41,835,495)
Net decrease	(1,940,422)	$ (21,822,873)	(1,086,664)	$ (11,215,461)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

	Year Ended		Year Ended
	April 30, 2013		April 30, 2012
Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	6,197,118	$ 63,509,503	5,485,465	$ 54,202,754
Shares issued to shareholders
in reinvestment	599,680	6,068,757	663,292	6,188,516
Shares redeemed	(6,664,120)	(68,148,631)	(5,099,902)	(49,762,985)
Net increase	132,678	$ 1,429,629	1,048,855	$ 10,628,285

Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	4,070,911	$ 41,828,446	8,804,654	$ 93,720,696
Shares issued to shareholders
in reinvestment	154,962	1,587,628	663,256	6,467,105
Shares redeemed	(3,177,838)	(32,491,504)	(9,366,833)	(95,859,120)
Net increase	1,048,035	$ 10,924,570	101,077	$ 4,328,681

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	5,950,739	$ 63,449,245	5,878,148	$ 61,352,859
Shares issued to shareholders
in reinvestment	405,547	4,324,057	341,367	3,557,930
Shares redeemed	(4,428,759)	(47,194,872)	(3,069,750)	(32,019,333)
Net increase	1,927,527	$ 20,578,430	3,149,765	$ 32,891,456

Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,723,145	$ 21,904,098	1,661,579	$ 20,223,923
Shares issued to shareholders
in reinvestment	277,766	3,419,304	198,867	2,197,480
Shares redeemed	(1,897,643)	(23,786,831)	(1,855,286)	(22,099,969)
Net increase	103,268	$ 1,536,571	5,160	$ 321,434

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

	Year Ended		Year Ended
	April 30, 2013		April 30, 2012
Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,105,052	$ 10,733,996	3,585,834	$ 37,039,669
Shares issued to shareholders
in reinvestment	-	-	66,138	640,879
Shares redeemed	(3,422,162)	(33,041,617)	(2,187,787)	(22,015,869)
Net increase (decrease)	(2,317,110)	$ (22,307,621)	1,464,185	$ 15,664,679

8.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2013 and April 30, 2012 were as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and  unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles, and partnership adjustments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Enhanced Income Fund incurred and elected to defer such late year losses of $72,811.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2013

Permanent book and tax differences, primarily attributable to the reclass of short-term capital gain distributions from underlying investment companies, and adjustments for paydowns, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the following Funds for the year ended April 30, 2013 as follows:

9.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

AdvisorOne Funds

Omaha, Nebraska

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (each a series of AdvisorOne Funds), as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the Enhanced income fund,  Flexible Income Fund and Select Appreciation Fund in which the financial highlights were for each of  the three years in the period then ended and for the period October 5, 2009 to April 30, 2010, and for the Shelter Fund in which the financial highlights were for each of the  three years in the period then ended and for the period December 30, 2009  to April 30, 2010. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund, as of April 30, 2013 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 1, 2013

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2012	4/30/2013
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,124.60	2.15%	$ 11.33	*
Class N	1,000.00	1,130.80	1.15%	6.08	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.13	2.15%	10.74	*
Class N	1,000.00	1,019.09	1.15%	5.76	*
Clermont Fund
Actual	1,000.00	1,071.30	1.15%	5.91	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 181/365.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	11/1/2012	4/30/2013
Select Allocation Fund
Actual	1,000.00	1,107.40	1.15%	6.01	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Descartes Fund
Actual	1,000.00	1,107.40	1.15%	6.01	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Liahona Fund
Actual	1,000.00	1,077.10	1.15%	5.92	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Enhanced Income Fund
Actual	1,000.00	1,042.00	1.05%	5.32	*
Hypothetical (5% return before expenses):	1,000.00	1,019.80	1.05%	5.26	*
Flexible Income Fund
Actual	1,000.00	1,018.60	0.80%	4.00	*
Hypothetical (5% return before expenses):	1,000.00	1,020.83	0.80%	4.01	*
Select Appreciation Fund
Actual	1,000.00	1,121.70	1.15%	6.05	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*
Shelter Fund
Actual	1,000.00	1,117.10	1.15%	6.04	*
Hypothetical (5% return before expenses):	1,000.00	1,019.09	1.15%	5.76	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 181/365.

AdvisorOne Funds Annual Report

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS *

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on January 24, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) on behalf of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (individually, each a “Fund” and collectively, the “CLS Funds”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting, and deliberated on the approval of the Investment Advisory Agreement with respect to each Fund individually, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

Nature, extent and quality of services.  The Board reviewed materials provided by CLS related to the Investment Advisory Agreement, including CLS’s team approach to portfolio management.  They reviewed a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the CLS funds, including the team of  individuals that primarily monitor and execute the investment process, noting their combined experience of over 40 years.  The Board discussed the extent of CLS’s research capabilities, and the emphasis placed on research.  The Board reviewed CLS’s assessment of each Fund’s risk profile and the corresponding strategy.  They also reviewed and discussed the quality of its compliance personnel and the experience of its fund management personnel.  They noted with satisfaction the addition of a new chief investment officer in 2012, and CLS’s use of both internal and external resources to deliver its services. The Board thanked management for the very clear description of how the portfolio management team operates. The Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions; and whether CLS has procedures in place to allocate trades among its respective clients. The Board reviewed the description provided by CLS of its practices for monitoring compliance with the funds’ investment limitations and noted that in 2012 CLS has added additional compliance personnel in an effort to magnify its focus on compliance. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the CLS Funds. The Board viewed the overall services provided by CLS as satisfactory.  They agreed that the recently hired chief investment officer is filling an important role by providing a single point of leadership to the portfolio management team, accountability to the Board,

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

and consistency in approach among the team members.  The Board noted with satisfaction that CLS continues to invest in compliance resources (including systems and personnel) and portfolio management resources (including subscriptions to research providers and an investment committee that includes some non-CLS participants).  The Board concluded that CLS has provided quality and professional advisory services to the CLS Funds.

Performance.   The Board reviewed information on the investment performance of each CLS Fund versus its respective benchmark for the one year, three year, five year, ten year and since inception periods.  They also reviewed the performance of each CLS Fund compared to its Morningstar category and a peer group of closely comparable funds from each Fund’s respective Morningstar category (a “Fund Peer Group”). The Board  discussed the relative performance in the context of fund turnover, volatility, long term track record, and other considerations, noting that each Fund (with the exception of the Shelter Fund) had positive year-to-date, one year, three year and ten year returns.  While each Fund, with the exception of the Shelter Fund, generally performed in line or better than its respective Fund Peer Group, the officers discussed the negative impact of international securities on certain Funds’ performance over recent periods, citing underperformance when compared to such Funds’ respective Morningstar categories as a whole.  Such underperformance was attributed to decreased international exposure in order to maintain the respective Funds’ risk level which ultimately hurt the relative performance of the Funds compared to their respective Morningstar categories as International Equities tended to outperform during periods of observed heightened macro political and market risk.  The Board discussed with CLS representatives the steps taken by CLS to make adjustments to each Fund’s strategy or investment process in order to boost performance.  After a more detailed discussion with CLS regarding adjustments made with respect to the Amerigo Fund, Clermont Fund and Select Allocation Fund, the Board noted that CLS’s Chief Investment Officer (the “CIO”) has been closely reviewing CLS’s measurement of risk and it has now been modified to reflect shorter time periods making the risk profiles more responsive to current market conditions. The Board further noted that this shorter measurement period will likely lead to some higher portfolio turnover, but will also help to open up asset classes as the risk levels will fall back toward their historical averages more quickly than using the current method. With respect to the Descartes Fund’s underperformance compared to its Morningstar category, the Board noted that the fund managers will continue to focus on effective alpha generation and risk control by utilizing a more effective risk management tool to re-adjust portfolio allocations so that larger active positions can be taken after broad investment analysis in economic, fundamental, valuation and technical areas. With respect to the Liahona Fund, the Board noted the Fund employs a quantitative portfolio management methodology, and that the fund managers continue to focus on effective alpha generation and risk control. The Board reviewed and noted the Enhanced Income Fund outperformed its Fund Peer Group, Morningstar category and benchmark for the one year and since inception periods. With respect to the Flexible Income Fund, the Board discussed the Fund’s relative underperformance versus the Fund’s Morningstar category as a result of having had lower high yield and emerging markets debt exposure than many of its multi-sector peers and a larger cash positioning in order to maintain a risk level consistent with historical expectations of risk in the portfolio. CLS added that from a risk perspective, that while most mutual funds buy individual stocks and bonds, the Flexible Income Fund purchases other funds as well as individual securities.  The Board then discussed the performance of the Select Appreciation Fund noting the Fund has

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

underperformed its Morningstar category since mid-2011 and that the CIO has adjusted the measurement of risk in the portfolio and has appointed a new portfolio manager to be primarily responsible for the day-to-day management of the Fund.

With respect to the Shelter Fund, the Board discussed the Fund’s significant underperformance, noting that the Fund had a very short track record on which to evaluate the results. The Board further noted the recent changes made to the Fund’s investment strategy and termination of the sub-adviser in an effort to address concerns about the Fund’s performance.  A representative of CLS discussed the Fund’s use of low volatility equity ETFs and continued use of technical indicators.  After further discussion, the Board concluded that appropriate changes had been made, and CLS appears to be addressing the performance concerns of the Shelter Fund.

The Board concluded that overall, each Fund’s past performance was acceptable and generally in line with its risk level.  They agreed that in areas where performance has lagged, CLS has taken appropriate actions to address it, and that the process and personnel the CIO has put in place are reassuring.  They noted some consistent trends in performance among the Funds, which is to be expected due to the team approach to managing the Funds.

Fees and Expenses.  The Board reviewed the advisory fees and net expense ratios of  the CLS Funds compiled utilizing Morningstar statistics and noted that generally the Funds’ advisory fee and net expense ratio were on the higher side of the Morningstar category, while such advisory fees and net expense ratios were lower or in line with those of the respective Fund Peer Groups.  After further discussion, the Board concurred that the fee difference is due, in part, to the Funds, on average, having much smaller asset bases than their respective peer group averages, meaning that the peer group is benefitting from greater economies of scale, and further differences in the structure and management of many of the funds in the underlying the peer group. The Board considered CLS’s contention that despite the smaller asset bases, the shareholders receive consistent cost advantages in the areas of turnover and tax costs as compared to the Fund Peer Group.  For Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter, the Trustees noted that while each Fund’s advisory fee of 1.00% is significantly higher than the Morningstar category average the fees are similar to the Fund Peer Group average, and in each case several other funds in the Fund Peer Group pay the same fee.  For Enhanced Income, the Board discussed the fact that the fee of 0.90% is higher than the Fund Peer Group average but lower than the Morningstar category average.  The Board observed that the Flexible Income Fund’s fee of 0.65% compared favorably to its Fund Peer Group and Morningstar averages.  The Board noted that, in several cases, the fee is equal to the highest fees in the peer group, but that such fees are not outside the range of fees of each Fund Peer Group and Morningstar category.  The Board then reviewed the contractual fee agreements for each CLS Fund, which stated that CLS had agreed to waive or limit its management fees and/or reimburse expenses at least through December 31, 2014, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that overall the net expense ratios of each Fund are very competitive, and that the fee waivers continued to benefit each Fund.  The Board agreed that CLS’s application of the risk budgeting methodology adds an

AdvisorOne Funds Annual Report

Additional Information (Unaudited) (Continued)

expense to the services, but is an important component.  The Board concluded that, based on the nature, extent and quality of the services provided, the advisory fee paid by each CLS Fund is reasonable.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of each of the CLS Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, because of the current size of each CLS Fund, CLS continues to waive a portion of its advisory fee in order to maintain the expense cap, and therefore the Board will not request any changes to the management fee structure. The Board concluded that economies of scale would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by CLS in connection with the operation of each of the CLS Funds on a fund by fund basis, and whether the amount of profit is a fair entrepreneurial profit for the management of the CLS Funds.  It also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Funds. As stated in the materials provided, CLS reported it did not receive payments from the CLS Funds other than for advisory fees paid pursuant to the Investment Advisory Agreement.  The Board reviewed CLS’s balance sheet as of September 30, 2012 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Interim Advisory Agreement at the November 21, 2012 meeting. The Trustees reviewed each profitability analysis provided by CLS and concluded that to the extent CLS earned a profit from each CLS Fund, the profits appeared reasonable and not excessive.

Conclusion.  Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of each CLS Fund and its shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

AdvisorOne Funds Annual Report

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth_	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen(3) 1954	Trustee Since 2003	Retired (December 31, 2012); President, Orizon Investment Counsel, LLC (2000 to 2010); Chief Investment Officer, Orizon Investment Counsel, LLC, (2000-2011); Founding Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	11	Northern Lights Fund Trust and Northern Lights Variable Trust (96 portfolios), Ladenburg Thalmann Alternative Strategies Fund

Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	11	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	11	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	11	NONE

AdvisorOne Funds Annual Report

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(4) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004-2012); Director, Constellation Trust Company (since February 2013)	11	NONE
Eric Clarke(5) 1973	Trustee since November 2012	President and Manager, Orion Advisor Services, LLC (since 2004); President and Director, Constellation Trust Company, (since 2004).	11	NONE
Ryan Beach 1977	President since November 2012

President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012); Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).

			N/A	N/A
Brian Nielsen(6) 1972	Secretary and Chief Legal Officer Since 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003), CLS Investments, LLC (since 2001), Orion Advisor Services, LLC (since 2001), Gemcom, LLC (since 2004); Gemini Fund Services, LLC (since 2012); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Manager, Secretary and General Counsel for Northern Lights Compliance Services, LLC (since 2004); Assistant Secretary to Northern Lights Fund Trust (since 2011); and Assistant Secretary of Gemini Fund Services, LLC (2003-2012); Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012).

			N/A	N/A

AdvisorOne Funds Annual Report

Interested Trustees and Officers (Continued)

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Dawn Borelli 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since April 2012

Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.

			N/A	N/A

(1) The term of office for each Trustee and officer listed above will continue indefinitely.

(2) The term “Fund Complex” refers to the AdvisorOne Funds trust.

(3) Gary W. Lanzen, , also serves as an independent trustee of Northern Lights Fund Trust and Northern Lights Variable Trust (collectively the “NL Trusts”), each series trusts that are separate from the Fund Complex.  On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current trustees of the NL Trusts, including Mr. Lanzen and one former trustee of the NL Trusts.  To settle the SEC’s charges, GFS and NLCS each agreed to pay $50,000 penalties, and both firms and the named trustees in the Order agreed to engage an independent compliance consultant to address the violations found in the Order.  The firms and the named trustees in the Order agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions.  There were no allegations that shareholders suffered any monetary harm.

(4) Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust).  Mr. Clarke is the brother of Eric Clarke and the brother-in-law of Brian Nielsen.

(5) Eric Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Orion Advisor Services, LLC and Constellation Trust Company, both affiliates of CLS Investments, LLC and is the brother of Todd Clarke and brother-in-law of Brian Nielsen.

(6) Brian Nielsen is the brother-in-law of Todd Clarke and Eric Clarke.

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS ("ADVISORONE") DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number Employment information Account balances	Account transactions Income Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer's personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates' everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Page 2
Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	open an account give us your income information provide employment information	provide account information give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?

Federal law gives you the right to limit only

  sharing for affiliates' everyday business purposes-information about your creditworthiness affiliates from using your information to market to you

  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

  CLS Investments, LLC

  NorthStar Financial Services Group, LLC

  Gemcom, LLC

  Gemini Fund Services, LLC

  Northern Lights Compliance Services, LLC

  Northern Lights Distributors, LLC

  Orion Advisor Services, LLC

  Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 125,100

FY 2012

$ 125,000

FY 2011

$ 121,540

FY 2010

$ 118,000

(b)

Audit-Related Fees

FY 2013

$ 0

FY 2012

$ 0

FY 2011

$ 0

FY 2010

$ 0

Nature of the fees:

(c)

Tax Fees

FY 2013

$ 29,700

FY 2012

$ 29,500

FY 2011

$ 28,000

FY 2010

$ 26,800

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2013

$ 0

$ 0

FY 2012

$ 0

$ 0

FY 2011

$ 0

$ 0

FY 2010

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2012 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

0%

0%

Tax Fees:

0%

0%

All Other Fees:

0%

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2013

$ 29,700

             $ None

FY 2012

$ 29,500

             $ None

FY 2011

$ 28,000

             $ None

FY 2010

$ 26,800

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2013.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

7/8/13

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

7/8/13